TCW GALILEO FUNDS
April 30, 2002

SEMI-ANNUAL REPORT
--------------------------------------------------------------
INTERNATIONAL


ASIA PACIFIC EQUITIES
EMERGING MARKETS EQUITIES
EMERGING MARKETS INCOME
EUROPEAN EQUITIES
JAPANESE EQUITIES
SELECT INTERNATIONAL EQUITIES

[LOGO]
TCW(TM) GALILEO FUNDS INC.
THE POWER OF INDEPENDENT THINKING(TM)

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------

INTERNATIONAL
TABLE OF CONTENTS                                                 APRIL 30, 2002

Letter To Shareholders......................................      1

Performance Summary.........................................      2

Schedules of Investments:

  TCW Galileo Asia Pacific Equities Fund....................      3

  TCW Galileo Emerging Markets Equities Fund................      6

  TCW Galileo Emerging Markets Income Fund..................     11

  TCW Galileo European Equities Fund........................     15

  TCW Galileo Japanese Equities Fund........................     18

  TCW Galileo Select International Equities Fund............     20

Statements of Assets and Liabilities........................     24

Statements of Operations....................................     26

Statements of Changes in Net Assets.........................     28

Notes to Financial Statements...............................     31

Financial Highlights........................................     39

[LOGO]                  TCW-TM- GALILEO
                        FUNDS INC.
                        -------------------------------------
                        THE POWER OF INDEPENDENT THINKING-TM-

                                                                          [ICON]
--------------------------------------------------------------------------------

TO OUR SHAREHOLDERS

We are pleased to submit the April 30, 2002 semi-annual reports for the TCW Galileo Funds. The following page lists each Fund's investment performance for a 1-year, 5-year and since inception period through April 30, 2002.

TCW is committed to providing you with superior professional investment management and distinctive personal service through the TCW Galileo Funds. In addition, TCW carefully monitors each Fund's overall expense ratio to maintain their competitiveness.

The Galileo Mutual Funds continue to provide our clients with targeted investment strategies featuring daily liquidity, competitive management fees and no front end loads, or deferred sales charges.

Please call our Shareholders Services Department at (800) FUND-TCW (386-3829) or visit our website at WWW.TCW.COM if you have any questions or would like further information on the TCW Galileo Funds.

/s/ Marc I. Stern

Marc I. Stern
Chairman of the Board
June 4, 2002

1
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TCW GALILEO FUNDS, INC.
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INTERNATIONAL
PERFORMANCE SUMMARY (UNAUDITED)                                   APRIL 30, 2002

                                                                            TOTAL RETURN
                                                                   ANNUALIZED AS OF APRIL 30, 2002
                                                                 -----------------------------------
                                                                                             SINCE         INCEPTION
                                                       NAV        1-YEAR      5-YEAR       INCEPTION         DATE
                                                     --------    --------    --------      ---------      -----------
TCW Galileo Asia Pacific Equities Fund -- I Class     $8.14        7.96%      0.94%         7.35% (1)     04/01/93(2)
TCW Galileo Emerging Markets Equities Fund -- I
  Class                                               $7.82        7.69%     (3.11)%        2.28% (1)     06/01/93(2)
TCW Galileo Emerging Markets Income Fund -- I Class   $8.36       21.23%      7.34% (1)     9.24% (1)     09/04/96(2)
TCW Galileo European Equities Fund -- I Class         $8.62      (25.26)%       --%         0.07%         11/01/97
TCW Galileo European Equities Fund -- N Class         $8.83      (23.81)%       --%        (6.81)%        03/01/99
TCW Galileo Japanese Equities Fund -- I Class         $6.45      (35.51)%    (4.73)%(1)    (7.96)% (1)    05/01/95(2)
TCW Galileo Select International Equities Fund --
  I Class                                             $8.48      (24.76)%     0.85% (1)     2.68% (1)     12/01/93(2)

                  (1)   PERFORMANCE DATA INCLUDES THE PERFORMANCE OF THE PREDECESSOR
                        LIMITED PARTNERSHIP FOR PERIODS BEFORE TCW GALILEO FUNDS'
                        REGISTRATION BECAME EFFECTIVE. THE PREDECESSOR LIMITED
                        PARTNERSHIPS WERE NOT REGISTERED UNDER THE INVESTMENT
                        COMPANY ACT OF 1940, AS AMENDED ("1940 ACT"), AND, THE
                        LIMITED PARTNERSHIP HAD BEEN REGISTERED UNDER THE 1940 ACT,
                        THE LIMITED PARTNERSHIP'S PERFORMANCE MAY HAVE BEEN LOWER.
                  (2)   INCEPTION DATE OF THE PREDECESSOR LIMITED PARTNERSHIP.

2
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TCW GALILEO ASIA PACIFIC EQUITIES FUND
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SCHEDULE OF INVESTMENTS (UNAUDITED)                               APRIL 30, 2002

      NUMBER OF
       SHARES                    COMMON STOCK                                               VALUE
---------------------            ------------                                            -----------

                                 CHINA (COST: $446,728) (3.7% OF NET ASSETS)
      2,000,000                  PetroChina Company, Limited                             $   407,734
                                                                                         -----------
                                 HONG KONG (38.9%)
         55,000                  Cheung Kong Holdings, Limited                               523,611
        151,550                  China Telecom (Hong Kong), Limited                          496,474*
        300,000                  Cosco Pacific, Limited                                      234,639
         82,000                  Dah Sing Financial Holdings, Limited                        418,453
         55,000                  Henderson Land Development Company, Limited                 267,976
         38,595                  HSBC Holdings PLC                                           458,981*
        670,000                  Huaneng Power International, Incorporated                   498,256
         20,970                  Hutchison Whampoa, Limited                                  184,179
        645,240                  Legend Holdings, Limited                                    260,604
        486,000                  South China Morning Post Holdings, Limited                  317,802
         27,370                  Sun Hung Kai Properties, Limited                            238,635
        400,000                  Swire Pacific, Limited, Class B                             330,803
                                                                                         -----------
                                 TOTAL HONG KONG (COST: $3,771,129)                        4,230,413
                                                                                         -----------
                                 INDIA (COST: $220,624) (2.0%)
          3,500                  Infosys Technologies, Limited (ADR)                         217,175*+
                                                                                         -----------
                                 MALAYSIA (6.4%)
         80,000                  Commerce Asset-Holding Berhad                               192,632
        175,000                  Sime Darby Berhad                                           248,684
         85,000                  Tenaga Nasional Berhad                                      252,763
                                                                                         -----------
                                 TOTAL MALAYSIA (COST: $711,355)                             694,079
                                                                                         -----------
                                 SINGAPORE (8.7%)
         20,006                  Oversea-Chinese Banking Corporation, Limited                143,555
         31,000                  Singapore Airlines, Limited                                 239,554
        200,000                  Singapore Exchange, Limited                                 140,200
        400,000                  SMRT Corporation, Limited                                   146,823*
         35,000                  United Overseas Bank, Limited                               278,192
                                                                                         -----------
                                 TOTAL SINGAPORE (COST: $913,614)                            948,324
                                                                                         -----------
                                 SOUTH KOREA (23.5%)
          9,725                  Kookmin Bank                                                442,643
         16,000                  Korea Electric Power Corporation                            302,925
         10,000                  KT Corporation (ADR)                                        226,500
          4,344                  Pohang Iron & Steel Company, Limited                        431,362
          5,000                  Samsung Display Devices Company                             434,682
          1,500                  Samsung Electronics Company, Limited                        442,796
          1,400                  SK Telecom Company, Limited                                 272,092
                                                                                         -----------
                                 TOTAL SOUTH KOREA (COST: $1,561,305)                      2,553,000
                                                                                         -----------
                                 TAIWAN (7.9%)
         20,000                  Taiwan Semiconductor Manufacturing Company, Limited
                                   (ADR)                                                     354,000*
         49,500                  United Microelectronics Corporation (ADR)                   502,920*+
                                                                                         -----------
                                 TOTAL TAIWAN (COST: $702,969)                               856,920
                                                                                         -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

3
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TCW GALILEO ASIA PACIFIC EQUITIES FUND
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SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

   NUMBER OF
    SHARES                                                                               VALUE
---------------------                                                                    -----------
                                 THAILAND (COST: $228,172) (2.7%)
        200,000                  Bangkok Bank Public Company, Limited (Foreign)          $   295,920*
                                                                                         -----------
                                 TOTAL COMMON STOCK (COST: $8,555,896) (93.8%)            10,203,565
                                                                                         -----------

   PRINCIPAL
    AMOUNT                       SHORT-TERM INVESTMENTS
---------------------            ----------------------
     $   79,107                  Bank of Montreal, 1.77%, due 05/08/02                        79,107**
         61,528                  Bank of Nova Scotia, 1.83%, due 06/07/02                     61,528**
         61,527                  Bayerische Hypo-Und Vereinsbank AG, 1.8%, due
                                   05/08/02                                                   61,527**
         43,948                  Citibank, N.A., 1.89%, due 06/18/02                          43,948**
         96,687                  Credit Agricole, 1.75%, due 05/08/02                         96,687**
         43,948                  Den Danske, 1.84%, due 05/28/02                              43,948**
         87,897                  Dreyfus Money Market Fund, 1.95%, due 05/01/02               87,897**
         22,090                  Fleet National Bank, 1.88%, due 06/03/02                     22,090**
        150,167                  Foreign Currency Call Accounts                              150,517
        317,232                  Investors Bank & Trust Depository Reserve, 0.82%,
                                   due 05/01/02                                              317,232
         17,579                  Merrill Lynch & Company, 1.91%, due 11/26/02                 17,579**
         12,888                  Merrill Lynch & Company, 1.92%, due 04/16/03                 12,888**
         79,107                  Merrimac Money Market Fund, 1.92%, due 05/01/02              79,107**
         17,579                  National City Bank, 1.91%, due 01/23/03                      17,579**
         43,948                  Royal Bank of Canada, 1.75%, due 05/02/02                    43,948**
         17,579                  Royal Bank of Scotland, 1.92%, due 06/26/02                  17,579**
         17,579                  US Bank N.A., 1.89%, due 11/06/02                            17,579**
                                                                                         -----------
                                 TOTAL SHORT-TERM INVESTMENTS (COST: $1,170,390)
                                   (10.8%)                                                 1,170,740
                                                                                         -----------
                                 TOTAL INVESTMENTS (COST: $9,726,286) (104.6%)            11,374,305
                                 LIABILITIES IN EXCESS OF OTHER ASSETS (-4.6%)              (498,934)
                                                                                         -----------
                                 NET ASSETS (100.0%)                                     $10,875,371
                                                                                         ===========

NOTES TO THE SCHEDULE OF INVESTMENTS:

                    *   NON-INCOME PRODUCING.
                   **   REPRESENTS INVESTMENTS OF SECURITIES LENDING COLLATERAL
                        (NOTE 3).
                    +   SECURITY PARTIALLY OR FULLY LENT (NOTE 3).

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
4

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INVESTMENTS BY INDUSTRY (UNAUDITED)                               APRIL 30, 2002

                                                                        PERCENTAGE OF
INDUSTRY                                                                  NET ASSETS
------------------------------------------------------------            --------------
Airlines                                                                      2.2%
Banking                                                                      20.0
Commercial Services                                                           5.2
Communications                                                                4.6
Computer Software                                                             4.4
Electric Utilities                                                            9.7
Electrical Equipment                                                          4.6
Electronics                                                                   7.3
Energy & Oil Services                                                         3.7
Financial Services                                                            4.2
Industrial--Diversified                                                       4.0
Machinery                                                                     4.0
Media--Broadcasting & Publishing                                              2.9
Metals                                                                        4.0
Radio Telephone Communications                                                2.5
Real Estate                                                                   7.0
Telephone Communications, exc. Radio                                          2.1
Transportation                                                                1.4
Short-Term Investments                                                       10.8
                                                                            -----
    Total                                                                   104.6%
                                                                            =====

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
5
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TCW GALILEO EMERGING MARKETS EQUITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)

      NUMBER OF
       SHARES                    EQUITY SECURITIES                                         VALUE
---------------------            -----------------                                      -----------

                                 COMMON STOCK

                                 BRAZIL (6.5% OF NET ASSETS)
          24,329                 Companhia de Bebidas das Americas (ADR)                $   510,179
          16,105                 Companhia Vale do Rio Doce (ADR)                           432,420+
          32,500                 Petroleo Brasileiro, S.A. (PETROBRAS) (ADR)                799,500*
                                                                                        -----------
                                 TOTAL BRAZIL (COST: $1,794,487)                          1,742,099
                                                                                        -----------
                                 CHILE (COST: $335,524) (1.3%)
          23,419                 Compania de Telecomunicaciones de Chile, S.A.,
                                   Series A (ADR)                                           351,988*
                                                                                        -----------
                                 CHINA (COST: $828,704) (2.9%)
       3,786,000                 PetroChina Company, Limited                                771,841
                                                                                        -----------
                                 GREAT BRITAIN (COST: $236,987) (1.0%)
         163,000                 Old Mutual PLC                                             261,353
                                                                                        -----------
                                 HONG KONG (10.9%)
         210,000                 China Telecom (Hong Kong), Limited                         687,955*
       1,065,896                 Cosco Pacific, Limited                                     833,671
       1,150,000                 Huaneng Power International, Incorporated                  855,216
       1,365,100                 Legend Holdings, Limited                                   551,347
                                                                                        -----------
                                 TOTAL HONG KONG (COST: $3,856,351)                       2,928,189
                                                                                        -----------
                                 HUNGARY (2.2%)
          74,400                 Magyar Tavkozlesi Rt.                                      282,685
          35,400                 OTP Bank Rt.                                               314,279
                                                                                        -----------
                                 TOTAL HUNGARY (COST: $589,053)                             596,964
                                                                                        -----------
                                 INDIA (5.2%)
          10,000                 Infosys Technologies, Limited (ADR)                        620,500*+
          20,400                 Mahanagar Telephone Nigam, Limited (ADR)                   130,560*
          30,000                 Reliance Industries, Limited (144A) (GDR)                  372,000**
          34,864                 Videsh Sanchar Nigam, Limited (ADR)                        266,012
                                                                                        -----------
                                 TOTAL INDIA (COST: $1,577,008)                           1,389,072
                                                                                        -----------
                                 ISRAEL (1.4%)
          43,450                 Bank Hapoalim, Limited                                      66,368
          70,000                 Bezeq Israeli Telecommunications Corporation,
                                   Limited                                                   66,055*
           3,645                 Check Point Software Technologies, Limited                  66,157*+
           3,350                 Teva Pharmaceutical Industries, Limited (ADR)              187,634
                                                                                        -----------
                                 TOTAL ISRAEL (COST: $695,354)                              386,214
                                                                                        -----------
                                 MALAYSIA (4.6%)
         450,000                 Sime Darby Berhad                                          639,474
         200,000                 Tenaga Nasional Berhad                                     594,737
                                                                                        -----------
                                 TOTAL MALAYSIA (COST: $1,209,496)                        1,234,211
                                                                                        -----------
                                 MEXICO (10.6%)
          20,806                 America Movil, S.A. de C.V. (ADR)                          388,032*
           7,920                 Cemex, S.A. de C.V. (ADR)                                  251,064*

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
6

                                                                          [ICON]
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                                                                  APRIL 30, 2002

   NUMBER OF
     SHARES                                                                             VALUE
---------------------                                                                   -----------
                                 MEXICO (CONTINUED)
           6,663                 Fomento Economico Mexicano, S.A. de C.V., Series B
                                   (ADR)                                                $   318,825
         317,555                 Grupo Financiero Bancomer, S.A. de C.V., Series O          315,343*
          88,763                 Grupo Modelo, S.A. de C.V., Series C                       240,481
           3,244                 Grupo Televisa, S.A. de C.V. (GDR)                         146,629*
          21,248                 Telefonos de Mexico, S.A. de C.V. (ADR)                    804,024
         134,815                 Wal-mart de Mexico, S.A. de C.V., Series C                 378,189*
                                                                                        -----------
                                 TOTAL MEXICO (COST: $2,609,590)                          2,842,587
                                                                                        -----------
                                 POLAND (0.8%)
           3,637                 Bank Rozwoju Eksportu, S.A.                                110,132
          18,199                 Telekomunikacja Polska, S.A.                                61,029*
          15,965                 Telekomunikacja Polska, S.A. (144A) (GDR)                   53,004***
                                                                                        -----------
                                 TOTAL POLAND (COST: $267,981)                              224,165
                                                                                        -----------
                                 RUSSIA (5.2%)
           6,820                 Mobile Telesystems (ADR)                                   213,807*
           9,675                 OAO Lukoil Holdings (ADR)                                  694,181
           9,450                 RAO Unified Energy (ADR)                                   137,025*
          18,710                 Surgutneftegaz (ADR)                                       357,829
                                                                                        -----------
                                 TOTAL RUSSIA (COST: $1,123,800)                          1,402,842
                                                                                        -----------
                                 SOUTH AFRICA (10.4%)
           9,800                 Anglo American Platinum Corporation, Limited               467,250
          56,400                 Anglo American PLC                                         891,054
           6,347                 Anglogold, Limited                                         344,994
          32,847                 Liberty Life Association of Africa, Limited                200,473
          22,552                 Nedcor, Limited                                            290,550
          16,594                 Remgro, Limited                                            107,675
         288,838                 Sanlam, Limited (Foreign)                                  241,746
          32,622                 South African Breweries PLC                                262,296
                                                                                        -----------
                                 TOTAL SOUTH AFRICA (COST: $2,911,793)                    2,806,038
                                                                                        -----------
                                 SOUTH KOREA (19.4%)
          27,340                 Kookmin Bank                                             1,244,408
          50,000                 Korea Electric Power Corporation (ADR)                     538,000+
          15,000                 KT Corporation (ADR)                                       339,750+
           7,202                 Pohang Iron & Steel Company, Limited                       715,163
           4,756                 Samsung Electronics Company, Limited                     1,403,958
           5,000                 SK Telecom Company, Limited                                971,755
                                                                                        -----------
                                 TOTAL SOUTH KOREA (COST: $4,009,053)                     5,213,034
                                                                                        -----------
                                 TAIWAN (5.6%)
          36,400                 Taiwan Semiconductor Manufacturing Company, Limited
                                   (ADR)                                                    644,280*+
          85,000                 United Microelectronics Corporation (ADR)                  863,600*+
                                                                                        -----------
                                 TOTAL TAIWAN (COST: $1,338,902)                          1,507,880
                                                                                        -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

7
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TCW GALILEO EMERGING MARKETS EQUITIES FUND
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SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

   NUMBER OF
     SHARES                                                                             VALUE
---------------------                                                                   -----------
                                 THAILAND (COST: $742,892) (3.8%)
         700,000                 Bangkok Bank Public Company, Limited (Foreign)         $ 1,035,719*
                                                                                        -----------
                                 TURKEY (2.0%)
      10,388,893                 Arcelik, A.S.                                               96,875
       2,048,261                 Migros Turk, T.A.S.                                        131,407
      17,253,477                 Turkiye Is Bankasi, A.S., Series C                          96,532
          19,302                 Vestel Elektronik Sanayi, A.S. (GDR)                        51,150*
      55,523,859                 Yapi Ve Kredi Bankasi, A.S.                                159,468*
                                                                                        -----------
                                 TOTAL TURKEY (COST: $1,055,321)                            535,432
                                                                                        -----------
                                 TOTAL COMMON STOCK (COST: $25,182,296) (93.8%)          25,229,628
                                                                                        -----------

                                 PREFERRED STOCK
                                 ---------------
                                 BRAZIL (2.5%)
       2,154,257                 Banco Itau, S.A.                                           170,445
           4,207                 Companhia Vale do Rio Doce                                 113,029
         101,400                 Companhia Vale do Rio Doce (Non-tradeable shares)               --*
          14,783                 Tele Norte Leste Participacoes, S.A. (TELEMAR)
                                   (ADR)                                                    186,709+
           8,205                 Uniao de Bancos Brasileiros, S.A. (UNIBANCO) (GDR)         201,023
                                                                                        -----------
                                 TOTAL PREFERRED STOCK (COST: $828,346) (2.5%)              671,206
                                                                                        -----------
                                 TOTAL EQUITY SECURITIES (COST: $26,010,642) (96.3%)     25,900,834
                                                                                        -----------

   PRINCIPAL
     AMOUNT                      SHORT-TERM INVESTMENTS
---------------------            ----------------------
     $   304,391                 Bank of Montreal, 1.77%, due 05/08/02                      304,391***
         236,749                 Bank of Nova Scotia, 1.83%, due 06/07/02                   236,749***
         236,749                 Bayerische Hypo-Und Vereinsbank AG, 1.8%, due
                                   05/08/02                                                 236,749***
         169,106                 Citibank, N.A., 1.89%, due 06/18/02                        169,106***
         372,034                 Credit Agricole, 1.75%, due 05/08/02                       372,034***
         169,106                 Den Danske, 1.84%, due 05/28/02                            169,106***
         338,213                 Dreyfus Money Market Fund, 1.95%, due 05/01/02             338,213***
         100,755                 Fleet National Bank, 1.88%, due 06/03/02                   100,755***
           2,669                 Foreign Currency Call Accounts                               3,140
         888,792                 Investors Bank & Trust Depository Reserve, 0.82%,
                                   due 05/01/02                                             888,792
          67,643                 Merrill Lynch & Company, 1.91%, due 11/26/02                67,643***
          33,821                 Merrill Lynch & Company, 1.92%, due 04/16/03                33,821***
         304,392                 Merrimac Money Market Fund, 1.92%, due 05/01/02            304,392***
          67,643                 National City Bank, 1.91%, due 01/23/03                     67,643***
         169,106                 Royal Bank of Canada, 1.75%, due 05/02/02                  169,106***

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
8

                                                                          [ICON]
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                                                                  APRIL 30, 2002

   PRINCIPAL
     AMOUNT                                                                             VALUE
---------------------                                                                   -----------
     $    67,643                 Royal Bank of Scotland, 1.92%, due 06/26/02            $    67,643***
          67,643                 US Bank N.A., 1.89%, due 11/06/02                           67,643***
                                                                                        -----------
                                 TOTAL SHORT-TERM INVESTMENTS (COST: $3,596,455)
                                   (13.4%)                                                3,596,926
                                                                                        -----------
                                 TOTAL INVESTMENTS (COST: $29,607,097) (109.7%)          29,497,760
                                 LIABILITIES IN EXCESS OF OTHER ASSETS (-9.7%)           (2,611,356)
                                                                                        -----------
                                 NET ASSETS (100.0%)                                    $26,886,404
                                                                                        ===========

NOTES TO THE SCHEDULE OF INVESTMENTS:

                    *   NON-INCOME PRODUCING.
                   **   SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE
                        SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN
                        TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED
                        INSTITUTIONAL BUYERS. AT APRIL 30, 2002, THE VALUE OF THESE
                        SECURITIES AMOUNTED TO $425,004 OR 1.6% OF NET ASSETS.
                  ***   REPRESENTS INVESTMENTS OF SECURITIES LENDING COLLATERAL
                        (NOTE 3).
                    +   SECURITY PARTIALLY OR FULLY LENT (NOTE 3).

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
9
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TCW GALILEO EMERGING MARKETS EQUITIES FUND
--------------------------------------------------------------------------------

INVESTMENTS BY INDUSTRY (UNAUDITED)

                                                                        PERCENTAGE OF
INDUSTRY                                                                  NET ASSETS
------------------------------------------------------------            --------------
Banking                                                                      14.9%
Beverages, Food & Tobacco                                                     5.4
Building Materials                                                            0.9
Chemicals                                                                     1.4
Commercial Services                                                           3.1
Communications                                                                3.5
Computer Software                                                             4.6
Electric Utilities                                                            7.9
Electrical Equipment                                                          3.2
Electronics                                                                   7.8
Energy & Oil Services                                                         9.8
Home Construction, Furnishings & Appliances                                   0.4
Industrial--Diversified                                                       7.8
Insurance                                                                     2.6
Media--Broadcasting & Publishing                                              0.5
Metals                                                                        2.7
Mining                                                                        3.3
Pharmaceuticals                                                               0.7
Radio Telephone Communications                                                5.9
Retail                                                                        1.4
Telecommunications                                                            0.5
Telegraph & Other Communications                                              0.7
Telephone Communications, exc. Radio                                          7.3
Short-Term Investments                                                       13.4
                                                                            -----
    Total                                                                   109.7%
                                                                            =====

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
10
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                                                                          [ICON]
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)                               APRIL 30, 2002

      PRINCIPAL
       AMOUNT                    FIXED INCOME SECURITIES                                    VALUE
---------------------            -----------------------                                 -----------

                                 ALGERIA (COST: $682,810) (1.4% OF NET ASSETS)
     $  854,982                  The People's Democratic Republic of Algeria,
                                   U.B.A.F. as Agent, Rescheduling Deed dated June
                                   27, 1996, Tranche 3, Variable Rate based on Six
                                   Month LIBOR +0.8125%, due 2000-2010                   $   790,859
                                                                                         -----------
                                 BRAZIL (14.2%)
        345,000                  Banco Nacional de Desenvolimento, Exchangeable
                                   Embraer Brasilia, (144A), 6.5%, due 06/15/06              324,731*
      1,005,000                  Banco Nacional de Desenvolimento, Exchangeable
                                   Embraer Brasilia, (Reg. S), 6.5%, due 06/15/06            945,956*
      5,650,000                  Republic of Brazil, 11%, due 01/11/12                     4,929,625
      1,775,000                  Republic of Brazil, 12.75%, due 01/15/20                  1,624,124
                                                                                         -----------
                                 TOTAL BRAZIL (COST: $7,889,167)                           7,824,436
                                                                                         -----------
                                 BULGARIA (COST: $1,544,071) (3.2%)
      1,835,000                  Republic of Bulgaria, 8.25%, due 01/15/15                 1,761,600
                                                                                         -----------
                                 CHILE (COST: $1,150,563) (2.2%)
      1,135,000                  Republic of Chile, 7.125%, due 01/11/12                   1,182,877
                                                                                         -----------
                                 COLOMBIA (4.8%)
      1,775,000                  Republic of Colombia, 8.7%, due 02/15/16                  1,375,625
      1,237,127                  Republic of Colombia, 9.75%, due 04/09/11                 1,271,148
                                                                                         -----------
                                 TOTAL COLOMBIA (COST: $2,636,068)                         2,646,773
                                                                                         -----------
                                 DOMINICAN REPUBLIC (COST: $1,595,826) (2.4%)
      1,735,000                  Tricom S.A., 11.375%, due 09/01/04                        1,301,250
                                                                                         -----------
                                 ECUADOR (COST: $1,079,974) (2.3%)
      1,500,000                  Republic of Ecuador, (144A), 12%, due 11/15/12            1,254,000*
                                                                                         -----------
                                 EGYPT (COST: $1,705,037) (3.1%)
      1,720,000                  Republic of Egypt, (144A), 8.75%, due 07/11/11            1,681,300*
                                                                                         -----------
                                 GREAT BRITAIN (COST: $411,489) (0.5%)
        800,000                  Marconi Corporation PLC, 7.75%, due 09/15/10                256,000
                                                                                         -----------
                                 HONG KONG (COST: $1,253,724) (2.3%)
      1,332,000                  China Mobile, Limited, 2.25%, due 11/03/05                1,243,755
                                                                                         -----------
                                 INDIA (COST: $1,039,040) (1.9%)
      1,020,000                  Reliance Industries, Limited, 10.375%, due 06/24/16       1,056,435
                                                                                         -----------
                                 MALAYSIA (COST: $2,581,142) (4.9%)
      2,530,000                  Malaysia Petronas, (144A), 7.75%, due 08/15/15            2,699,667*
                                                                                         -----------
                                 MEXICO (12.5%)
        900,000                  Grupo Minero Mexico, Series A, 8.25%, due 04/01/08          576,000
        675,000                  Grupo Transport Ferroviaria, 10.25%, due 06/15/07           637,875
      2,070,000                  United Mexican States Global Bond, 8.125%, due
                                   12/30/19                                                2,090,700
      1,865,000                  United Mexican States Global Bond, 8.375%, due
                                   01/14/11                                                1,990,887
      1,235,000                  United Mexican States Global Bond, 11.375%, due
                                   09/15/16                                                1,585,740
                                                                                         -----------
                                 TOTAL MEXICO (COST: $6,659,950)                           6,881,202
                                                                                         -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

11
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--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

   PRINCIPAL
    AMOUNT                                                                               VALUE
---------------------                                                                    -----------
                                 PANAMA (COST: $676,929) (1.3%)
     $  670,000                  Republic of Panama, 9.375%, due 04/01/29                $   706,850
                                                                                         -----------
                                 PHILIPPINES (3.0%)
        800,000                  Ce Casecnan Water & Energy, 11.95%, due 11/15/10            816,000
        505,000                  Ce Casecnan Water & Energy, Series A, 11.45%, due
                                   11/15/05                                                  520,150
        300,000                  Globe Telecommunications, Incorporated, (144A),
                                   9.75%, due 04/15/12                                       312,000*
                                                                                         -----------
                                 TOTAL PHILIPPINES (COST: $1,539,558)                      1,648,150
                                                                                         -----------
                                 POLAND (2.1%)
      3,725,000                  Netia Holdings B.V., 10.25%, due 11/01/07                   633,250
        695,000                  Netia Holdings B.V., Series B, 10.25%, due 11/01/07         118,150
      2,340,000                  Netia Holdings S.A., 11.25%, due 11/01/07                   397,800
                                                                                         -----------
                                 TOTAL POLAND (COST: $1,580,375)                           1,149,200
                                                                                         -----------
                                 RUSSIA (16.9%)
      6,065,000                  Russian Federation, (144A), 2.5%, due 03/31/30            4,192,431*
        820,000                  Russian Federation, (144A), 12.75%, due 06/24/28,
                                   Par Put 06/24/08                                        1,000,400*
      3,340,000                  Russian Federation, (Reg. S), 12.75%, due 06/24/28,
                                   Par Put 06/24/08                                        4,074,800*
                                                                                         -----------
                                 TOTAL RUSSIA (COST: $7,216,688)                           9,267,631
                                                                                         -----------
                                 SOUTH AFRICA (COST: $855,789) (1.6%)
        870,000                  Republic of South Africa, 7.375%, due 04/25/12              865,650
                                                                                         -----------
                                 SOUTH KOREA (3.5%)
        825,000                  Hanvit Bank, (144A), 11.75%, due 03/01/10                   952,875*
        840,000                  Korea Chohung Bank, 11.5%, due 04/01/10                     968,100
                                                                                         -----------
                                 TOTAL SOUTH KOREA (COST: $1,734,205)                      1,920,975
                                                                                         -----------
                                 TUNISIA (COST: $912,961) (1.7%)
        925,000                  Banque Centrale de Tunisie, 7.375%, due 04/25/12            908,813
                                                                                         -----------
                                 TURKEY (COST: $2,751,585) (5.4%)
      2,850,000                  Republic of Turkey, 11.75%, due 06/15/10                  2,992,500
                                                                                         -----------
                                 VENEZUELA (3.1%)
        500,000                  Petrozuata Finance, Incorporated, 7.63%, due
                                   04/01/09                                                  410,000
      1,142,840                  Republic of Venezuela, 2.875%, due 12/18/07                 942,843
        450,000                  Republic of Venezuela, 9.125%, due 06/18/07                 373,500
                                                                                         -----------
                                 TOTAL VENEZUELA (COST: $1,757,948)                        1,726,343
                                                                                         -----------
                                 TOTAL FIXED INCOME SECURITIES (COST: $49,254,899)
                                   (94.3%)                                                51,766,266
                                                                                         -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                          [ICON]
--------------------------------------------------------------------------------

                                                                  APRIL 30, 2002

   NUMBER OF
   WARRANTS                      WARRANTS                                                VALUE
---------------------            --------                                                -----------
                                 INDONESIA (COST: $0) (0.0%)
          2,010                  Asia Pulp & Paper Company, Limited, expire 03/15/05     $        --**
                                                                                         -----------

   PRINCIPAL
    AMOUNT                       SHORT-TERM INVESTMENTS (COST: $1,890,896) (3.4%)
---------------------            ------------------------------------------------
     $1,890,896                  Investors Bank & Trust Depository Reserve, 0.82%,
                                   due 05/01/02                                            1,890,896
                                 TOTAL INVESTMENTS (COST: $51,145,795) (97.7%)            53,657,162
                                 EXCESS OF OTHER ASSETS OVER LIABILITIES (2.3%)            1,245,082
                                                                                         -----------
                                 NET ASSETS (100.0%)                                     $54,902,244
                                                                                         ===========

NOTES TO THE SCHEDULE OF INVESTMENTS:

                    *   SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE
                        SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN
                        TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED
                        INSTITUTIONAL BUYERS. AT APRIL 30, 2002, THE VALUE OF THESE
                        SECURITIES AMOUNTED TO $17,438,160 OR 31.8% OF NET ASSETS.
                   **   NON-INCOME PRODUCING.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
13
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TCW GALILEO EMERGING MARKETS INCOME FUND
--------------------------------------------------------------------------------

INVESTMENTS BY INDUSTRY (UNAUDITED)

                                                                        PERCENTAGE OF
INDUSTRY                                                                  NET ASSETS
------------------------------------------------------------            --------------
Aerospace/Defense                                                            1.7%
Banking & Financial Services                                                 5.7
Chemicals                                                                    1.9
Communications                                                               1.0
Electric Utilities                                                           2.4
Government                                                                  28.5
Medical Supplies                                                             1.1
Miscellaneous                                                               38.3
Oil & Gas                                                                    5.7
Telecommunications                                                           2.5
Telephone Communications, exc. Radio                                         4.3
Transportation                                                               1.2
Short-Term Investments                                                       3.4
                                                                            ----
    Total                                                                   97.7%
                                                                            ====

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
14

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                                                                          [ICON]
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)                               APRIL 30, 2002

      NUMBER OF
       SHARES                    EQUITY SECURITIES                                           VALUE
---------------------            -----------------                                        -----------

                                 COMMON STOCK

                                 DENMARK (COST: $302,241) (1.9% OF NET ASSETS)
         2,600                   Falck A.S.                                               $   305,041+
                                                                                          -----------
                                 FINLAND (COST: $85,876) (1.8%)
        18,685                   Nokia OYJ                                                    304,414
                                                                                          -----------
                                 FRANCE (28.8%)
         7,800                   Aventis S.A.                                                 554,203
        32,544                   Axa S.A.                                                     690,613
         6,750                   Dassault Systemes S.A.                                       303,148
         2,820                   Galeries Lafayette S.A.                                      373,542
         9,467                   Lagardere Groupe                                             422,441
        12,320                   PSA Peugeot Citroen                                          612,806
        14,330                   ST Microelectronics N.V.                                     445,490
         5,561                   Total Fina ELF S.A.                                          842,853
        15,170                   Vivendi Environment                                          500,310
                                                                                          -----------
                                 TOTAL FRANCE (COST: $4,619,995)                            4,745,406
                                                                                          -----------
                                 GERMANY (16.6%)
         2,280                   Allianz AG                                                   536,802
        14,400                   Bayerische Motoren Werke AG                                  573,532+
        18,300                   Infineon Technologies AG                                     330,462*
         3,350                   SAP AG                                                       434,691+
         9,734                   Siemens AG                                                   589,432
         4,600                   Wella AG                                                     273,574
                                                                                          -----------
                                 TOTAL GERMANY (COST: $2,848,294)                           2,738,493
                                                                                          -----------
                                 GREAT BRITAIN (18.4%)
        32,842                   GlaxoSmithKline PLC                                          794,487
        28,000                   HSBC Holdings PLC                                            330,516
        53,189                   Marks & Spencer Group PLC                                    307,724
        65,704                   Marks & Spencer Group PLC, Class B                            66,068*
        32,743                   Prudential PLC                                               348,329
        15,757                   Royal Bank of Scotland Group                                 451,905
       451,000                   Vodafone Group PLC                                           727,896
                                                                                          -----------
                                 TOTAL GREAT BRITAIN (COST: $3,238,133)                     3,026,925
                                                                                          -----------
                                 IRELAND (COST: $522,516) (3.9%)
        55,200                   Bank of Ireland                                              643,645
                                                                                          -----------
                                 NETHERLANDS (12.4%)
        25,812                   ASM Lithography Holding, N.V.                                586,132*
        26,000                   BE Semiconductor Industries, N.V.                            209,452*
        20,460                   Koninklijke (Royal) Philips Electronics, N.V.                631,819
        11,524                   Royal Dutch Petroleum Company                                610,595
                                                                                          -----------
                                 TOTAL NETHERLANDS (COST: $1,898,940)                       2,037,998
                                                                                          -----------
                                 SPAIN (COST: $465,923) (3.9%)
        60,452                   Telefonica S.A.                                              647,143*
                                                                                          -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO EUROPEAN EQUITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

  NUMBER OF
    SHARES                                                                                VALUE
---------------------                                                                     -----------
                                 SWEDEN (4.2%)
        17,500                   Autoliv AB                                               $   389,165
        18,000                   Electrolux AB, Class B                                       299,556+
                                                                                          -----------
                                 TOTAL SWEDEN (COST: $608,380)                                688,721
                                                                                          -----------
                                 SWITZERLAND (3.6%)
         4,100                   Adecco S.A.                                                  259,398+
         6,800                   UBS AG                                                       327,807*
                                                                                          -----------
                                 TOTAL SWITZERLAND (COST: $579,822)                           587,205
                                                                                          -----------
                                 TOTAL COMMON STOCK (COST: $15,170,120) (95.5%)            15,724,991
                                                                                          -----------

  NUMBER OF
   WARRANTS                      WARRANTS
---------------------            --------
                                 FRANCE (COST: $0) (LESS THAN 0.1%)
        15,170                   Vivendi Environment, expire 03/08/06                           5,605*
                                                                                          -----------
                                 TOTAL EQUITY SECURITIES (COST: $15,170,120) (95.5%)       15,730,596
                                                                                          -----------

  PRINCIPAL
    AMOUNT                       SHORT-TERM INVESTMENTS
---------------------            ----------------------
      $183,839                   Bank of Montreal, 1.76%, due 05/15/02                        183,839**
       142,986                   Bank of Novia Scotia, 1.92%, due 06/25/02                    142,986**
       142,986                   Bayerische Hypo-Und Vereinsbank AG, 1.9%, due
                                   06/19/02                                                   142,986**
       102,133                   Citibank, N.A., 1.89%, due 06/18/02                          102,133**
       224,693                   Credit Agricole, 1.75%, due 05/07/02                         224,693**
       102,133                   Den Danske, 1.84%, due 05/28/02                              102,133**
       204,266                   Dreyfus Money Market Fund, 1.95%, due 05/01/02               204,266**
        60,854                   Fleet National Bank, 1.88%, due 06/03/02                      60,854**
       712,979                   Investors Bank & Trust Depository Reserve, 0.82%,
                                   due 05/01/02                                               712,979
        40,853                   Merrill Lynch & Company, 1.91%, due 11/26/02                  40,853**
        20,427                   Merrill Lynch & Company, 1.92%, due 04/16/03                  20,427**
       183,838                   Merrimac Money Market Fund, 1.92%, due 05/01/02              183,838**
        40,853                   National City Bank, 1.91%, due 01/23/03                       40,853**
       102,133                   Royal Bank of Canada, 1.75%, due 05/02/02                    102,133**
        40,853                   Royal Bank of Scotland, 1.92%, due 06/26/02                   40,853**
        40,853                   US Bank N.A., 1.89%, due 11/06/02                             40,853**
                                                                                          -----------
                                 TOTAL SHORT-TERM INVESTMENTS (COST: $2,346,679)
                                   (14.3%)                                                  2,346,679
                                                                                          -----------
                                 TOTAL INVESTMENTS (COST: $17,516,799) (109.8%)            18,077,275
                                 LIABILITIES IN EXCESS OF OTHER ASSETS (-9.8%)             (1,617,668)
                                                                                          -----------
                                 NET ASSETS (100.0%)                                      $16,459,607
                                                                                          ===========

NOTES TO THE SCHEDULE OF INVESTMENTS:

                    *   NON-INCOME PRODUCING.
                   **   REPRESENTS INVESTMENTS OF SECURITIES LENDING COLLATERAL
                        (NOTE 3).
                    +   SECURITY PARTIALLY OR FULLY LENT (NOTE 3).

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
16

                                                                          [ICON]
--------------------------------------------------------------------------------

INVESTMENTS BY INDUSTRY (UNAUDITED)                               APRIL 30, 2002

                                                                        PERCENTAGE OF
INDUSTRY                                                                  NET ASSETS
------------------------------------------------------------            --------------
Automotive                                                                    9.6%
Banking                                                                      10.6
Commercial Services                                                           6.5
Communications                                                                1.8
Computer Software & Services                                                  4.5
Cosmetics & Personal Care                                                     1.7
Electronics                                                                  13.4
Heavy Machinery                                                               3.6
Home Construction, Furnishings & Appliances                                   1.8
Industrial--Diversified                                                       2.6
Insurance                                                                     9.6
Oil & Gas                                                                     8.8
Pharmaceuticals                                                               8.2
Radio Telephone Communications                                                4.4
Retailers                                                                     4.5
Telephone Communications, exc. Radio                                          3.9
Short-Term Investments                                                       14.3
                                                                            -----
    Total                                                                   109.8%
                                                                            =====

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
17

TCW GALILEO JAPANESE EQUITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)

      NUMBER OF
       SHARES                    COMMON STOCK                                                VALUE
---------------------            ------------                                              ----------

                                 JAPAN (95.5% OF NET ASSETS)
         5,000                   Asahi Breweries, Limited                                  $   46,067
         1,000                   Canon, Incorporated                                           38,318
         2,000                   Fuji Photo Film Company                                       63,551
           400                   Funai Electric Company, Limited                               42,243
         1,200                   Honda Motor Company, Limited                                  53,832
         4,000                   Marui Company, Limited                                        49,283
         4,000                   Matsushita Electric Industrial Company, Limited               53,583
             8                   Millea Holdings, Incorporated                                 62,305*
         7,000                   Mitsubishi Estate Company, Limited                            50,701
           800                   Murata Manufacturing Company, Limited                         50,654
         6,000                   NEC Corporation                                               46,262
            18                   Nippon Telegraph & Telephone Corporation                      70,794
           200                   Obic Company, Limited                                         38,162
         1,000                   Seven-Eleven Japan Company, Limited                           37,461
         1,400                   Shin-Etsu Chemical Company, Limited                           57,679
         8,000                   Sumitomo Corporation                                          48,847
        12,000                   Sumitomo Mitsui Banking Corporation                           53,458
         2,700                   Tokyo Electric Power Company, Incorporated                    49,206
         4,000                   Tostem Inax Holding Corporation                               55,452
            25                   UFJ Holdings, Incorporated                                    61,916
                                                                                           ----------
                                 TOTAL COMMON STOCK (COST: $1,034,441) (95.5%)              1,029,774
                                                                                           ----------

  PRINCIPAL
    AMOUNT                       SHORT-TERM INVESTMENTS
---------------------            ----------------------
       $34,722                   Foreign Currency Call Accounts                                35,089
        23,858                   Investors Bank & Trust Depository Reserve, 0.82%, due
                                   05/01/02                                                    23,858
                                                                                           ----------
                                 TOTAL SHORT-TERM INVESTMENTS (COST: $58,580) (5.5%)           58,947
                                                                                           ----------
                                 TOTAL INVESTMENTS (COST: $1,093,021) (101.0%)              1,088,721
                                 LIABILITIES IN EXCESS OF OTHER ASSETS (-1.0%)                (10,580)
                                                                                           ----------
                                 NET ASSETS (100.0%)                                       $1,078,141
                                                                                           ==========

NOTES TO THE SCHEDULE OF INVESTMENTS:

                    *   NON-INCOME PRODUCING.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
18

                                                                          [ICON]
--------------------------------------------------------------------------------

INVESTMENTS BY INDUSTRY (UNAUDITED)                               APRIL 30, 2002

                                                                        PERCENTAGE OF
INDUSTRY                                                                  NET ASSETS
------------------------------------------------------------            --------------
Automotive                                                                    5.0%
Banking                                                                      10.7
Beverages, Food & Tobacco                                                     4.3
Building Materials                                                            5.1
Chemicals                                                                     5.3
Commercial Services                                                           4.5
Computer Services                                                             4.3
Computer Software & Services                                                  3.5
Electric Utilities                                                            4.6
Electrical Equipment                                                          3.6
Electronics                                                                  13.6
Entertainment & Leisure                                                       5.9
Insurance                                                                     5.8
Real Estate                                                                   4.7
Retailers                                                                     8.0
Telephone Communications, exc. Radio                                          6.6
Short-Term Investments                                                        5.5
                                                                            -----
    Total                                                                   101.0%
                                                                            =====

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
19

TCW GALILEO SELECT INTERNATIONAL EQUITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)

      NUMBER OF
       SHARES                    COMMON STOCK                                                VALUE
---------------------            ------------                                             -----------

                                 AUSTRALIA (COST: $625,553) (1.4% OF NET ASSETS)
       100,000                   BHP Billiton, Limited                                    $   579,960
                                                                                          -----------
                                 FINLAND (COST: $1,047,758) (2.0%)
        51,103                   Nokia OYJ                                                    832,564
                                                                                          -----------
                                 FRANCE (17.3%)
        22,200                   Aventis S.A.                                               1,577,348
        21,600                   Dassault Systemes S.A.                                       970,074
        27,147                   Lagardere Groupe                                           1,211,366
        30,100                   PSA Peugeot Citroen                                        1,497,196
        13,113                   Total Fina ELF S.A.                                        1,987,472
                                                                                          -----------
                                 TOTAL FRANCE (COST: $7,482,022)                            7,243,456
                                                                                          -----------
                                 GERMANY (14.6%)
         5,700                   Allianz AG                                                 1,342,005
        31,000                   Bayerische Motoren Werke AG                                1,234,687+
        35,000                   Infineon Technologies AG                                     632,031*
        11,003                   SAP AG                                                     1,427,732+
        24,973                   Siemens AG                                                 1,512,213
                                                                                          -----------
                                 TOTAL GERMANY (COST: $6,839,934)                           6,148,668
                                                                                          -----------
                                 GREAT BRITAIN (12.8%)
        37,000                   GlaxoSmithKline PLC                                          895,074
        71,000                   HSBC Holdings PLC                                            838,093
       138,167                   Marks & Spencer Group PLC                                    799,363
       170,678                   Marks & Spencer Group PLC, Class B                           171,623*
        42,926                   Royal Bank of Scotland Group                               1,231,103
       879,575                   Vodafone Group PLC                                         1,419,599
                                                                                          -----------
                                 TOTAL GREAT BRITAIN (COST: $5,823,207)                     5,354,855
                                                                                          -----------
                                 HONG KONG (4.7%)
       105,000                   Cheung Kong Holdings, Limited                                999,622
       300,000                   China Telecom (Hong Kong), Limited                           982,793*
                                                                                          -----------
                                 TOTAL HONG KONG (COST: $2,033,400)                         1,982,415
                                                                                          -----------
                                 IRELAND (COST: $1,180,980) (3.7%)
       132,000                   Bank of Ireland                                            1,539,151
                                                                                          -----------
                                 JAPAN (22.3%)
       100,000                   Asahi Breweries, Limited                                     921,340
        27,000                   Canon, Incorporated                                        1,034,579
        40,000                   Credit Saison Company, Limited                               940,809
        60,000                   Daiwa Securities Group, Incorporated                         411,682+
        15,000                   Fanuc, Limited                                               831,776
        30,000                   Fuji Photo Film Company                                      953,271
        40,000                   Kao Corporation                                              781,931
        10,000                   Murata Manufacturing Company, Limited                        633,178
           300                   Nippon Telegraph & Telephone Corporation                   1,179,907

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
20

                                                                          [ICON]
--------------------------------------------------------------------------------

                                                                  APRIL 30, 2002

  NUMBER OF
    SHARES                                                                                VALUE
---------------------                                                                     -----------
                                 JAPAN (CONTINUED)
        25,000                   Toyota Motor Corporation                                 $   681,464
           400                   UFJ Holdings, Incorporated                                   990,654
                                                                                          -----------
                                 TOTAL JAPAN (COST: $9,492,377)                             9,360,591
                                                                                          -----------
                                 NETHERLANDS (9.1%)
        58,150                   ASM Lithography Holding, N.V.                              1,320,454*
        51,000                   Koninklijke (Royal) Philips Electronics, N.V.              1,574,916
        17,500                   Royal Dutch Petroleum Company                                927,232
                                                                                          -----------
                                 TOTAL NETHERLANDS (COST: $3,656,012)                       3,822,602
                                                                                          -----------
                                 SPAIN (COST: $2,110,373) (3.5%)
       137,332                   Telefonica S.A.                                            1,470,148*
                                                                                          -----------
                                 SWEDEN (COST: $869,842) (1.9%)
        49,000                   Electrolux AB, Class B                                       815,459+
                                                                                          -----------
                                 SWITZERLAND (COST: $777,926) (1.8%)
        12,000                   Adecco S.A.                                                  759,212+
                                                                                          -----------
                                 TAIWAN (COST: $606,871) (1.8%)
        73,000                   United Microelectronics Corporation (ADR)                    741,680*+
                                                                                          -----------
                                 TOTAL COMMON STOCK (COST: $42,546,255) (96.9%)            40,650,761
                                                                                          -----------

  PRINCIPAL
    AMOUNT                       SHORT-TERM INVESTMENTS
---------------------            ----------------------
      $298,482                   TCW Galileo Money Market Fund, 1.68%, due 05/01/02           298,482
       423,511                   Bank of Montreal, 1.76%, due 05/15/02                        423,511**
       329,397                   Bank of Nova Scotia, 1.83%, due 06/07/02                     329,397**
       329,398                   Bayerische Hypo-Und Vereinsbank AG, 1.8%, due
                                   05/08/02                                                   329,398**
       235,284                   Citibank, N.A., 1.89%, due 06/18/02                          235,284**
       517,626                   Credit Agricole, 1.75%, due 05/07/02                         517,626**
       235,284                   Den Danske, 1.84%, due 05/28/02                              235,284**
       470,568                   Dreyfus Money Market Fund, 1.95%, due 05/01/02               470,568**
       208,448                   Fleet National Bank, 1.88%, due 06/03/02                     208,448**
       565,736                   Investors Bank & Trust Depository Reserve, 0.82%, due
                                   05/01/02                                                   565,736
        94,112                   Merrill Lynch & Company, 1.91%, due 11/26/02                  94,112**
        47,057                   Merrill Lynch & Company, 1.92%, due 04/16/03                  47,057**
       355,250                   Merrimac Money Market Fund, 1.92%, due 05/01/02              355,250**
        94,114                   National City Bank, 1.91%, due 01/23/03                       94,114**
       235,284                   Royal Bank of Canada, 1.75%, due 05/02/02                    235,284**

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
21

TCW GALILEO SELECT INTERNATIONAL EQUITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

  PRINCIPAL
    AMOUNT                                                                                VALUE
---------------------                                                                     -----------
      $ 94,114                   Royal Bank of Scotland, 1.92%, due 06/26/02              $    94,114**
        94,107                   US Bank N.A., 1.89%, due 11/06/02                             94,107**
                                                                                          -----------
                                 TOTAL SHORT-TERM INVESTMENTS (COST: $4,627,772)
                                   (11.1%)                                                  4,627,772
                                                                                          -----------
                                 TOTAL INVESTMENTS (COST: $47,174,027) (108.0%)            45,278,533
                                 LIABILITIES IN EXCESS OF OTHER ASSETS (-8.0%)             (3,337,805)
                                                                                          -----------
                                 NET ASSETS (100.0%)                                      $41,940,728
                                                                                          ===========

NOTES TO THE SCHEDULE OF INVESTMENTS:

                    *   NON-INCOME PRODUCING.
                   **   REPRESENTS INVESTMENTS OF SECURITIES LENDING COLLATERAL
                        (NOTE 3).
                    +   SECURITY PARTIALLY OR FULLY LENT (NOTE 3).

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
22

                                                                          [ICON]
--------------------------------------------------------------------------------

INVESTMENTS BY INDUSTRY (UNAUDITED)                               APRIL 30, 2002

                                                                        PERCENTAGE OF
INDUSTRY                                                                  NET ASSETS
------------------------------------------------------------            --------------
Automotive                                                                    8.1%
Banking                                                                      14.1
Beverages, Food & Tobacco                                                     2.2
Commercial Services                                                           1.8
Communications                                                                4.3
Computer Software & Services                                                  5.7
Electrical Equipment                                                          4.2
Electronics                                                                  11.9
Entertainment & Leisure                                                       2.3
Heavy Machinery                                                               3.6
Home Construction, Furnishings & Appliances                                   2.0
Household Products                                                            1.9
Industrial--Diversified                                                       2.9
Insurance                                                                     3.2
Metals                                                                        1.4
Oil & Gas                                                                     7.0
Pharmaceuticals                                                               5.9
Radio Telephone Communications                                                3.4
Real Estate                                                                   2.4
Retailers                                                                     2.3
Telephone Communications, exc. Radio                                          6.3
Short-Term Investments                                                       11.1
                                                                            -----
    Total                                                                   108.0%
                                                                            =====

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
23

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------

INTERNATIONAL
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)                  APRIL 30, 2002

                                                               TCW GALILEO       TCW GALILEO
                                            TCW GALILEO         EMERGING          EMERGING         TCW GALILEO
                                           ASIA PACIFIC          MARKETS           MARKETS          EUROPEAN
                                           EQUITIES FUND      EQUITIES FUND      INCOME FUND      EQUITIES FUND
                                           -------------      -------------      -----------      -------------
                                                               DOLLAR AMOUNTS IN THOUSANDS
                                                                (EXCEPT PER SHARE AMOUNTS)
ASSETS
  Investments, at Value (1)                 $   11,374          $   29,498       $   53,657         $   18,077
  Receivable for Securities Sold                    --                  --              925                 --
  Receivable for Fund Shares Sold                  210                  --               94                 11
  Interest and Dividends Receivable                 40                 153            1,262                 32
  Foreign Tax Reclaim Receivable                    --                   3               --                 27
                                            ----------          ----------       ----------         ----------
    Total Assets                                11,624              29,654           55,938             18,147
                                            ----------          ----------       ----------         ----------
LIABILITIES
  Distribution Payable                              --                  --                9                 --
  Payable for Securities Purchased                  --                  --              960                 --
  Payable for Fund Shares Redeemed                   1                  --               --                 --
  Payable Upon Return of Securities
    Loaned (Note 3)                                703               2,705               --              1,634
  Accrued Management Fees                           10                  23               33                  8
  Other Accrued Expenses                            35                  40               34                 45
                                            ----------          ----------       ----------         ----------
    Total Liabilities                              749               2,768            1,036              1,687
                                            ----------          ----------       ----------         ----------
NET ASSETS                                  $   10,875          $   26,886       $   54,902         $   16,460
                                            ==========          ==========       ==========         ==========
NET ASSETS CONSIST OF:
  Paid-in Capital                           $   10,383          $   34,557       $   51,741         $   26,212
  Undistributed Net Realized Gain
    (Loss) on Investments and Foreign
    Currency                                      (788)             (8,238)             689            (10,173)
  Unrealized Appreciation
    (Depreciation) on Investments and
    Foreign Currency                             1,648                (109)           2,511                564
  Undistributed Net Investment Income
    (Loss)                                        (368)                676              (39)              (143)
                                            ----------          ----------       ----------         ----------
NET ASSETS                                  $   10,875          $   26,886       $   54,902         $   16,460
                                            ==========          ==========       ==========         ==========
NET ASSETS ATTRIBUTABLE TO:
  I Class Shares                            $   10,875          $   26,886       $   54,902         $   16,311
                                            ==========          ==========       ==========         ==========
  N Class Shares                            $       --          $       --       $       --         $      149
                                            ==========          ==========       ==========         ==========
CAPITAL SHARES OUTSTANDING:
  I Class                                    1,336,411           3,437,742        6,564,561          1,891,376
                                            ==========          ==========       ==========         ==========
  N Class                                           --                  --               --             16,886
                                            ==========          ==========       ==========         ==========
NET ASSET VALUE PER SHARE:
  I Class                                   $     8.14          $     7.82       $     8.36         $     8.62
                                            ==========          ==========       ==========         ==========
  N Class                                   $       --          $       --       $       --         $     8.83
                                            ==========          ==========       ==========         ==========

                  (1)   THE IDENTIFIED COST FOR THE TCW GALILEO ASIA PACIFIC
                        EQUITIES FUND, THE TCW GALILEO EMERGING MARKETS EQUITIES
                        FUND, THE TCW GALILEO EMERGING MARKETS INCOME FUND AND THE
                        TCW GALILEO EUROPEAN EQUITIES FUND AT APRIL 30, 2002 WAS
                        $9,726, $29,607, $51,146 AND $17,517, RESPECTIVELY.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                          [ICON]
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)                  APRIL 30, 2002

                                                         TCW GALILEO         TCW GALILEO
                                                          JAPANESE       SELECT INTERNATIONAL
                                                        EQUITIES FUND       EQUITIES FUND
                                                        -------------    --------------------
                                                             DOLLAR AMOUNTS IN THOUSANDS
                                                             (EXCEPT PER SHARE AMOUNTS)
ASSETS
  Investments, at Value (1)                                $  1,089           $   45,279
  Receivable for Securities Sold                                 --                  389
  Receivables for Fund Shares Sold                               12                  250
  Interest and Dividends Receivable                               8                   51
  Foreign Tax Reclaim Receivable                                  1                   13
  Deferred Organization Costs                                    --                    1
                                                           --------           ----------
    Total Assets                                              1,110               45,983
                                                           --------           ----------
LIABILITIES
  Payable for Fund Shares Redeemed                               --                  197
  Payable Upon Return of Securities Loaned (Note 3)              --                3,764
  Accrued Management Fees                                        --                   27
  Other Accrued Expenses                                         32                   54
                                                           --------           ----------
    Total Liabilities                                            32                4,042
                                                           --------           ----------
NET ASSETS                                                 $  1,078           $   41,941
                                                           ========           ==========
NET ASSETS CONSIST OF:
  Paid-in Capital                                          $ 10,107           $   47,367
  Undistributed Net Realized (Loss) on Investments
    and Foreign Currency                                     (8,196)              (6,637)
  Unrealized (Depreciation) on Investments and
    Foreign Currency                                             (4)              (1,895)
  Undistributed Net Investment Income (Loss)                   (829)               3,106
                                                           --------           ----------
NET ASSETS                                                 $  1,078           $   41,941
                                                           ========           ==========
NET ASSETS ATTRIBUTABLE TO:
  I Class Shares                                           $  1,078           $   41,941
                                                           ========           ==========
CAPITAL SHARES OUTSTANDING:
  I Class                                                   167,256            4,944,438
                                                           ========           ==========
NET ASSET VALUE PER SHARE:
  I Class                                                  $   6.45           $     8.48
                                                           ========           ==========

                  (1)   THE IDENTIFIED COST FOR THE TCW GALILEO JAPANESE EQUITIES
                        FUND AND THE TCW GALILEO SELECT INTERNATIONAL EQUITIES FUND
                        AT APRIL 30, 2002 WAS $1,093 AND $47,174, RESPECTIVELY.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------

INTERNATIONAL
STATEMENTS OF OPERATIONS (UNAUDITED)             SIX MONTHS ENDED APRIL 30, 2002

                                                     TCW GALILEO     TCW GALILEO
                                    TCW GALILEO       EMERGING        EMERGING       TCW GALILEO
                                   ASIA PACIFIC        MARKETS         MARKETS        EUROPEAN
                                   EQUITIES FUND    EQUITIES FUND    INCOME FUND    EQUITIES FUND
                                   -------------    -------------    -----------    -------------
                                                    DOLLAR AMOUNTS IN THOUSANDS
INVESTMENT INCOME
INCOME:
  Dividends (1)                       $   77           $   517         $   --          $    67
  Interest                                 5                20          1,911                5
                                      ------           -------         ------          -------
    Total                                 82               537          1,911               72
                                      ------           -------         ------          -------
EXPENSES:
  Management Fees                         49               154            158               67
  Accounting Service Fees                 15                15             16               17
  Administration Fees                     16                21             17               23
  Transfer Agent Fees:
    I Class                               13                13             13               13
    N Class                               --                --             --               14
  Custodian Fees                           7                19              8               16
  Professional Fees                       12                14             13               14
  Directors' Fees & Expenses               3                 3              3                4
  Registration Fees:
    I Class                                4                 4              4                9
    N Class                               --                --             --                6
  Distributions Fees:
    N Class (Note 6)                      --                --             --                1
  Amortization of Deferred
    Organization Costs                    --                --             --                1
  Other                                    2                 6              6                4
                                      ------           -------         ------          -------
    Total                                121               249            238              189
    Less Expenses Borne by
      Investment Advisor:
      I Class                             19                --             --                6
      N Class                             --                --             --               20
                                      ------           -------         ------          -------
    Net Expenses                         102               249            238              163
                                      ------           -------         ------          -------
  Net Investment Income (Loss)           (20)              288          1,673              (91)
                                      ------           -------         ------          -------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS
  AND FOREIGN CURRENCY
  TRANSACTIONS
  Net Realized Gain (Loss) on:
    Investments                           43            (1,252)           820           (1,357)
    Foreign Currency                     (12)              (32)            --              (69)
  Change in Unrealized
    Appreciation on:
    Investments                        2,595             8,319          2,491            1,640
    Foreign Currency                      --                --             --                7
                                      ------           -------         ------          -------
  Net Realized and Unrealized
    Gain (Loss) on Investments
    and Foreign Currency
    Transactions                       2,626             7,035          3,311              221
                                      ------           -------         ------          -------
INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS           $2,606           $ 7,323         $4,984          $   130
                                      ======           =======         ======          =======

                  (1)   NET OF FOREIGN TAXES WITHHOLDING FOR THE TCW GALILEO ASIA
                        PACIFIC EQUITIES FUND, THE TCW GALILEO EMERGING MARKETS
                        EQUITIES FUND, THE TCW GALILEO EMERGING MARKETS INCOME FUND
                        AND THE TCW GALILEO EUROPEAN EQUITIES FUND OF $8, $24, $0
                        AND $10, RESPECTIVELY.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                          [ICON]
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS (UNAUDITED)             SIX MONTHS ENDED APRIL 30, 2002

                                                         TCW GALILEO         TCW GALILEO
                                                          JAPANESE       SELECT INTERNATIONAL
                                                        EQUITIES FUND       EQUITIES FUND
                                                        -------------    --------------------
                                                             DOLLAR AMOUNTS IN THOUSANDS
INVESTMENT INCOME
INCOME:
  Dividends (1)                                            $     1              $   150
  Interest (1)                                                  --                   11
                                                           -------              -------
    Total                                                        1                  161
                                                           -------              -------
EXPENSES:
  Management Fees                                                9                  168
  Accounting Service Fees                                       15                   15
  Administration Fees                                           17                   26
  Transfer Agent Fees:
    I Class                                                      8                   13
  Custodian Fees                                                 8                   18
  Professional Fees                                             12                   13
  Directors' Fees & Expenses                                     4                    4
  Registration Fees:
    I Class                                                      3                    4
  Amortization of Deferred Organization Costs                    1                    1
  Other                                                          1                    6
                                                           -------              -------
    Total                                                       78                  268
    Less Expenses Borne by Investment Advisor:
      I Class                                                   54                   --
                                                           -------              -------
    Net Expenses                                                24                  268
                                                           -------              -------
  Net Investment (Loss)                                        (23)                (107)
                                                           -------              -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
  Net Realized (Loss) on:
    Investments                                             (1,786)              (4,898)
    Foreign Currency                                           (74)                 (15)
  Change in Unrealized Appreciation on:
    Investments                                              1,161                6,019
    Foreign Currency                                             1                    1
                                                           -------              -------
  Net Realized and Unrealized Gain (Loss) on
    Investments and Foreign Currency Transactions             (698)               1,107
                                                           -------              -------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                               $  (721)             $ 1,000
                                                           =======              =======

                  (1)   NET OF FOREIGN TAXES WITHHOLDING FOR THE TCW GALILEO
                        JAPANESE EQUITIES FUND AND THE TCW GALILEO SELECT
                        INTERNATIONAL EQUITIES FUND OF $0 AND $20, RESPECTIVELY.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------

INTERNATIONAL
STATEMENTS OF CHANGES IN NET ASSETS

                                               TCW GALILEO                   TCW GALILEO
                                               ASIA PACIFIC                EMERGING MARKETS
                                              EQUITIES FUND                 EQUITIES FUND
                                        --------------------------    --------------------------
                                        SIX MONTHS                    SIX MONTHS
                                           ENDED                         ENDED
                                         APRIL 30,     YEAR ENDED      APRIL 30,     YEAR ENDED
                                           2002        OCTOBER 31,       2002        OCTOBER 31,
                                        (UNAUDITED)       2001        (UNAUDITED)       2001
                                        -----------    -----------    -----------    -----------
                                                      DOLLAR AMOUNTS IN THOUSANDS
OPERATIONS
  Net Investment Income (Loss)            $   (20)       $     1        $   288        $   334
  Net Realized Gain (Loss) on
    Investments and Foreign Currency
    Transactions                               31           (832)        (1,284)        (3,591)
  Change in Unrealized Appreciation
    (Depreciation) on Investments           2,595         (1,377)         8,319         (3,520)
                                          -------        -------        -------        -------
  Increase (Decrease) in Net Assets
    Resulting from Operations               2,606         (2,208)         7,323         (6,777)
                                          -------        -------        -------        -------
DISTRIBUTIONS TO SHAREHOLDERS
  Distributions from Net Investment
    Income:
    I Class                                    --             --           (391)            --
  Distributions from Net Realized
    Gain:
    I Class                                    --           (422)            --             --
                                          -------        -------        -------        -------
  Total Distributions to
    Shareholders                               --           (422)          (391)            --
                                          -------        -------        -------        -------
NET CAPITAL SHARE TRANSACTIONS (NOTE
  8)
  I Class                                     273         (2,232)        (8,027)          (648)
                                          -------        -------        -------        -------
  Increase (Decrease) in Net Assets         2,879         (4,862)        (1,095)        (7,425)
NET ASSETS
  Beginning of Period                       7,996         12,858         27,981         35,406
                                          -------        -------        -------        -------
  End of Period                           $10,875        $ 7,996        $26,886        $27,981
                                          =======        =======        =======        =======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                          [ICON]
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                 TCW GALILEO                 TCW GALILEO
                                              EMERGING MARKETS                EUROPEAN
                                                 INCOME FUND                EQUITIES FUND
                                          -------------------------   -------------------------
                                          SIX MONTHS                  SIX MONTHS
                                             ENDED                       ENDED
                                           APRIL 30,    YEAR ENDED     APRIL 30,    YEAR ENDED
                                             2002       OCTOBER 31,      2002       OCTOBER 31,
                                          (UNAUDITED)      2001       (UNAUDITED)      2001
                                          -----------   -----------   -----------   -----------
                                                       DOLLAR AMOUNTS IN THOUSANDS
OPERATIONS
  Net Investment Income (Loss)              $ 1,673      $  5,271       $   (91)     $      2
  Net Realized Gain (Loss) on
    Investments and Foreign Currency
    Transactions                                820         2,235        (1,426)       (8,536)
  Change in Unrealized Appreciation
    (Depreciation) on Investments and
    Foreign Currency Transactions             2,491          (822)        1,647        (4,713)
                                            -------      --------       -------      --------
  Increase (Decrease) in Net Assets
    Resulting from Operations                 4,984         6,684           130       (13,247)
                                            -------      --------       -------      --------
DISTRIBUTIONS TO SHAREHOLDERS
  Distributions from Net Investment
    Income:
    I Class                                  (1,771)       (5,470)         (222)           --
  Distributions from Net Realized Gain:
    I Class                                  (2,025)         (911)           --        (4,010)
    N Class                                      --            --            --           (15)
                                            -------      --------       -------      --------
  Total Distributions to Shareholders        (3,796)       (6,381)         (222)       (4,025)
                                            -------      --------       -------      --------
NET CAPITAL SHARE TRANSACTIONS (NOTE 8)
  I Class                                    32,340       (89,890)       (2,070)      (29,330)
  N Class                                        --            --          (899)          852
                                            -------      --------       -------      --------
  Increase (Decrease) in Net Assets
    Resulting from Net Capital Share
    Transactions                             32,340       (89,890)       (2,969)      (28,478)
                                            -------      --------       -------      --------
  Increase (Decrease) in Net Assets          33,528       (89,587)       (3,061)      (45,750)
NET ASSETS
  Beginning of Period                        21,374       110,961        19,521        65,271
                                            -------      --------       -------      --------
  End of Period                             $54,902      $ 21,374       $16,460      $ 19,521
                                            =======      ========       =======      ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------

INTERNATIONAL
STATEMENTS OF CHANGES IN NET ASSETS

                                                 TCW GALILEO                 TCW GALILEO
                                                  JAPANESE              SELECT INTERNATIONAL
                                                EQUITIES FUND               EQUITIES FUND
                                          -------------------------   -------------------------
                                          SIX MONTHS                  SIX MONTHS
                                             ENDED                       ENDED
                                           APRIL 30,    YEAR ENDED     APRIL 30,    YEAR ENDED
                                             2002       OCTOBER 31,      2002       OCTOBER 31,
                                          (UNAUDITED)      2001       (UNAUDITED)      2001
                                          -----------   -----------   -----------   -----------
                                                       DOLLAR AMOUNTS IN THOUSANDS
OPERATIONS
  Net Investment Income (Loss)              $   (23)     $    370       $  (107)     $  3,525
  Net Realized (Loss) on Investments
    and Foreign Currency Transactions        (1,860)       (6,660)       (4,913)       (3,653)
  Change in Unrealized Appreciation
    (Depreciation) on Investments and
    Foreign Currency Transactions             1,162          (714)        6,020       (19,706)
                                            -------      --------       -------      --------
  Increase (Decrease) in Net Assets
    Resulting from Operations                  (721)       (7,004)        1,000       (19,834)
                                            -------      --------       -------      --------
DISTRIBUTIONS TO SHAREHOLDERS
  Distributions from Net Investment
    Income:
    I Class                                     (84)         (354)           --        (5,554)
  Distributions from Net Realized Gain:
    I Class                                      --        (4,474)           --            --
                                            -------      --------       -------      --------
  Total Distributions to Shareholders           (84)       (4,828)           --        (5,554)
                                            -------      --------       -------      --------
NET CAPITAL SHARE TRANSACTIONS (NOTE 8)
  I Class                                    (2,555)      (24,903)       (2,289)       21,709
                                            -------      --------       -------      --------
  (Decrease) in Net Assets                   (3,360)      (36,735)       (1,289)       (3,679)
NET ASSETS
  Beginning of Period                         4,438        41,173        43,230        46,909
                                            -------      --------       -------      --------
  End of Period                             $ 1,078      $  4,438       $41,941      $ 43,230
                                            =======      ========       =======      ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                         APRIL 30, 2002

NOTE 1 -- ORGANIZATION

TCW Galileo Funds, Inc., a Maryland corporation (the "Company"), is an open-end management investment company registered under the Investment Company Act of 1940, (the "1940 Act"), as amended, that currently offers a selection of 28 no-load mutual funds known as the TCW Galileo Funds (the "Funds"). TCW Investment Management Company (the "Advisor") is the investment advisor to the Funds. TCW London International, Limited is a sub-advisor for the TCW Galileo Asia Pacific Equities Fund, the TCW Galileo Emerging Markets Equities Fund, the TCW Galileo European Equities Fund, the TCW Galileo Japanese Equities Fund, and the TCW Galileo Select International Equities Fund. The advisors are registered under the Investment Advisors Act of 1940. Each Fund has distinct investment objectives and policies. Investors Bank & Trust Company serves as the administrator of the Funds.

On December 17, 2001, the TCW Galileo Diversified Value Fund, the TCW Galileo Income + Growth Fund, and the TCW Galileo Opportunity Fund commenced operations by acquiring all the assets and liabilities of the former SG Cowen Large Cap Value Fund, SG Cowen Income + Growth Fund, and SG Cowen Opportunity Fund, respectively.

The Funds' financial statements are separated into three reports: 1) U.S. Equities Funds, 2) U.S. Fixed Income Funds, and 3) International Funds.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Funds in the preparation of their financial statements.

PRINCIPLES OF ACCOUNTING: The Funds use the accrual method of accounting for financial reporting purposes.

ADOPTION OF NEW ACCOUNTING PRINCIPLE: Effective November 1, 2001, the Funds adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discounts on debt securities using the daily, effective yield method. Prior to November 1, 2001, the Funds did not amortize premiums. The cumulative effect of this accounting change had no impact on total net assets of the Funds, but resulted in the following reclassifications of the components of net assets. At November 1, 2001, the following reclassification was made (amounts in thousands):

                                                   NET UNREALIZED           UNDISTRIBUTED NET
                                             APPRECIATION/(DEPRECIATION)    INVESTMENT INCOME
                                             ---------------------------    -----------------
TCW Galileo Emerging Markets Income Fund                 $(36)                     $36

The effect of this change for the six months ended April 30, 2002 was to increase net investment income by $67, decrease unrealized appreciation (depreciation) by $85, and increase net realized gain by $18. The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in policy.

SECURITY VALUATIONS: Equity fund securities listed or traded on the New York, American or other stock exchanges are valued at the latest sale price on that exchange (if there were no sales that day, the security is valued at the latest bid price). All other securities for which over-the-counter market quotations are readily available, are valued at the latest bid price.

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------
INTERNATIONAL
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Securities for which market quotations are not readily available, including circumstances under which it is determined by the Advisor that sale or bid prices are not reflective of a security's market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Company's Board of Directors.

Short-term debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Other short-term debt securities are valued on a marked-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they will be valued at amortized value using their value of the 61st day prior to maturity.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Security transactions are recorded as of the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Premiums and discounts on securities purchased are amortized using a constant yield to maturity method. Realized gains and losses on investments are recorded on the basis of specific identification.

FOREIGN CURRENCY TRANSLATION: The books and records of each Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, and other assets and liabilities stated in foreign currencies, are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statements of Operations with the related net realized gain (loss). Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in, or are a reduction of, ordinary income for federal income tax purposes. It is not practicable to separately identify that portion of gains and losses of the Funds that arise as a result of changes in the exchange rates from the fluctuations that arise from changes in market prices of investments during the year.

FORWARD FOREIGN CURRENCY CONTRACTS: Certain Funds may enter into forward foreign currency contracts as a hedge against fluctuations in foreign exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. There are no forward foreign currency contracts outstanding at April 30, 2002.

REPURCHASE AGREEMENTS: The Funds may invest in repurchase agreements secured by U.S. Government obligations and by other securities. Securities pledged as collateral for repurchase agreements are held by the Funds' custodian bank until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings.

SECURITY LENDING: The Funds may lend their securities to qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market

                                                                          [ICON]
--------------------------------------------------------------------------------

                                                                  APRIL 30, 2002
value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds receive compensation for lending their securities (see Note 3).

OPTIONS: Premiums received from call options written are recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written. If the option expires unexercised, premiums received are realized as a gain at expiration date. If the position is closed prior to expiration, a gain or loss is realized based on premiums received, less the cost to close the option. When an option is exercised, premiums received are added to the proceeds from the sale of the underlying securities and a gain or loss is realized. Call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. There were no option contracts entered into during the six months ended April 30, 2002.

DEFERRED ORGANIZATION COSTS: Organizational costs of approximately $9,000 for the TCW Galileo Select International Equities Fund have been deferred and are being amortized on a straight line basis over a five-year period from the commencement of operations. Organizational costs for all other funds have been fully amortized.

ALLOCATION OF OPERATING ACTIVITY: Investment income, common expenses and realized gains and losses are allocated among the classes of shares of the Fund based on the relative net assets of each class. Distribution fees, which are directly attributable to a class of shares are charged to that classes operations (see Note 6). All other expenses are charged to each Fund as incurred on a specific identification basis.

NET ASSET VALUE: The Net Asset Value of each Fund's shares is determined by dividing the net assets of the Fund by the number of issued and outstanding shares on each business day as of 1:00 P.M. Pacific Standard/Daylight Time.

DIVIDENDS AND DISTRIBUTIONS: The TCW Galileo Emerging Markets Income Fund declares and pays, or reinvests, dividends from net investment income monthly. All other funds declare and pay, or reinvest, dividends from net investment income annually. Any net long-term and net short-term capital gains earned by a fund will be distributed at least annually.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, market discount, losses deferred to wash sales, excise tax regulations and employing equalization in determining amounts to be distributed to fund shareholders. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital and may impact net investment income per share. Undistributed net investment income may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

RECLASSIFICATIONS: Certain reclassifications were made to the prior periods' Statements of Changes in Net Assets and Financial Highlights relating to distributions for presentation purposes only. These reclassifications had no effect on the net assets or net asset value per share.

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------
INTERNATIONAL
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

NOTE 3 -- SECURITY LENDING

The Funds listed below loaned securities that were collateralized in cash which was invested in short-term investments as of April 30, 2002 (amounts in thousands):

                                        MARKET VALUE OF                           SECURITIES
                                       LOANED SECURITIES    COLLATERAL VALUE    LENDING INCOME*
                                       -----------------    ----------------    ---------------
TCW Galileo Asia Pacific Equities
  Fund                                       $  648              $  703               $ 5
TCW Galileo Emerging Markets
  Equities Fund                               2,553               2,705                11
TCW Galileo European Equities Fund            1,554               1,634                 2
TCW Galileo Select International
  Equities Fund                               3,543               3,764                 5

                    *   NET OF BROKER FEES.

Securities lending income is included in interest income in the Statements of Operations.

NOTE 4 -- FEDERAL INCOME TAXES

It is the policy of each Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required. At April 30, 2002, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

                             TCW GALILEO      TCW GALILEO        TCW GALILEO       TCW GALILEO
                            ASIA PACIFIC    EMERGING MARKETS   EMERGING MARKETS     EUROPEAN
                            EQUITIES FUND    EQUITIES FUND       INCOME FUND      EQUITIES FUND
                            -------------   ----------------   ----------------   -------------
Unrealized Appreciation        $1,983           $ 3,666            $ 3,739           $ 1,604
Unrealized (Depreciation)        (336)           (3,775)            (1,228)           (1,044)
                               ------           -------            -------           -------
Net Unrealized
  Appreciation
  (Depreciation)               $1,647           $  (109)           $ 2,511           $   560
                               ======           =======            =======           =======
Cost of Investments for
  Federal Income Tax
  Purposes                     $9,727           $29,607            $51,146           $17,517
                               ======           =======            =======           =======

                                              TCW GALILEO
                             TCW GALILEO         SELECT
                              JAPANESE       INTERNATIONAL
                            EQUITIES FUND    EQUITIES FUND
                            -------------   ----------------
Unrealized Appreciation        $   11           $ 2,254
Unrealized (Depreciation)         (16)           (4,149)
                               ------           -------
Net Unrealized
  Appreciation
  (Depreciation)               $   (5)          $(1,895)
                               ======           =======
Cost of Investments for
  Federal Income Tax
  Purposes                     $1,093           $47,147
                               ======           =======

                                                                          [ICON]
--------------------------------------------------------------------------------

                                                                  APRIL 30, 2002

At April 30, 2002, the following Funds had net realized loss carryforwards for federal income tax purposes (amounts in thousands):

                                                                    EXPIRING IN
                                                                --------------------
                                                                  2006        2009
                                                                --------    --------
TCW Galileo Asia Pacific Equities Fund                           $   --      $  820
TCW Galileo Emerging Markets Equities Fund                        3,399       3,555
TCW Galileo European Equities Fund                                   --       8,605
TCW Galileo Japanese Equities Fund                                   --       6,975
TCW Galileo Select International Equities Fund                       --       1,724

NOTE 5 -- FUND EXPENSES

The Funds pay to the Advisor, as compensation for services rendered, facilities furnished and expenses borne by it, the following annual management fees as a percentage of daily net asset value:

TCW Galileo Asia Pacific Equities Fund                           1.00%
TCW Galileo Emerging Markets Equities Fund                       1.00%
TCW Galileo Emerging Markets Income Fund                         0.75%
TCW Galileo European Equities Fund                               0.75%
TCW Galileo Japanese Equities Fund                               0.75%
TCW Galileo Select International Equities Fund                   0.75%

The ordinary operating expenses for the following Funds (each share class) are limited to the average of the total expense ratios as reported by Lipper Analytical Services, Inc. for each Fund's respective investment objective, which is subject to change on a monthly basis. At April 30, 2002, the average expense ratios reported by Lipper Analytical Services, Inc. as they relate to each Fund were:

TCW Galileo Asia Pacific Equities Fund                           2.10%
TCW Galileo Emerging Markets Equities Fund                       2.13%
TCW Galileo Emerging Markets Income Fund                         1.50%
TCW Galileo European Equities Fund                               1.83%
TCW Galileo Japanese Equities Fund                               1.99%
TCW Galileo Select International Equities Fund                   1.69%

Certain officers and/or directors of the Company are officers and/or directors of the Advisor.

NOTE 6 -- DISTRIBUTION PLAN

TCW Brokerage Services ("Distributor"), an affiliate of the Advisor, serves as the non-exclusive distributor of each class of the Company's share. The Company has a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the N Class shares of each fund. Under the terms of the plan, each Fund compensates the distributor at a rate equal to 0.25% of the average daily net assets of the fund attributable to its N Class shares for distribution and related services.

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------
INTERNATIONAL
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

NOTE 7 -- PURCHASES AND SALES OF SECURITIES

Investment transactions (excluding short-term investments) for the six months ended April 30, 2002, were as follows (amounts in thousands):

                           TCW GALILEO       TCW GALILEO         TCW GALILEO        TCW GALILEO
                          ASIA PACIFIC     EMERGING MARKETS    EMERGING MARKETS      EUROPEAN
                          EQUITIES FUND     EQUITIES FUND        INCOME FUND       EQUITIES FUND
                          -------------    ----------------    ----------------    -------------
Purchases at Cost            $1,730            $ 3,737             $41,789             $4,095
                             ======            =======             =======             ======
Sales Proceeds               $2,121            $11,337             $12,488             $7,982
                             ======            =======             =======             ======

                                             TCW GALILEO
                           TCW GALILEO          SELECT
                            JAPANESE        INTERNATIONAL
                          EQUITIES FUND     EQUITIES FUND
                          -------------    ----------------
Purchases at Cost            $3,534            $25,900
                             ======            =======
Sales Proceeds               $6,304            $26,307
                             ======            =======

There were no purchases or sales of U.S. Government Securities for the six months ended April 30, 2002.

NOTE 8 -- CAPITAL SHARE TRANSACTIONS

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in each fund's shares were as follows:

TCW GALILEO ASIA PACIFIC
EQUITIES FUND                             SIX MONTHS ENDED
I CLASS                                    APRIL 30, 2002                    YEAR ENDED
                                            (UNAUDITED)                   OCTOBER 31, 2001
                                    ----------------------------    -----------------------------
                                                      AMOUNT                           AMOUNT
                                      SHARES      (IN THOUSANDS)      SHARES       (IN THOUSANDS)
                                    ----------    --------------    -----------    --------------
Shares Sold                            575,202       $  4,120           212,924       $  1,441
Shares Issued upon Reinvestment
  of Dividends                              --             --            53,664            410
Shares Redeemed                       (528,181)        (3,847)         (553,223)        (4,083)
                                    ----------       --------       -----------       --------
Net Increase (Decrease)                 47,021       $    273          (286,635)      $ (2,232)
                                    ==========       ========       ===========       ========

TCW GALILEO EMERGING MARKETS
EQUITIES FUND                             SIX MONTHS ENDED
I CLASS                                    APRIL 30, 2002                    YEAR ENDED
                                            (UNAUDITED)                   OCTOBER 31, 2001
                                    ----------------------------    -----------------------------
                                                      AMOUNT                           AMOUNT
                                      SHARES      (IN THOUSANDS)      SHARES       (IN THOUSANDS)
                                    ----------    --------------    -----------    --------------
Shares Sold                            934,845       $  6,830           224,026       $  1,526
Shares Issued upon Reinvestment
  of Dividends                          40,094            275         2,237,920         16,615
Shares Redeemed                     (2,021,488)       (15,132)       (2,628,802)       (18,789)
                                    ----------       --------       -----------       --------
Net (Decrease)                      (1,046,549)      $ (8,027)         (166,856)      $   (648)
                                    ==========       ========       ===========       ========

                                                                          [ICON]
--------------------------------------------------------------------------------

                                                                  APRIL 30, 2002

TCW GALILEO EMERGING MARKETS
INCOME FUND                               SIX MONTHS ENDED
I CLASS                                    APRIL 30, 2002                    YEAR ENDED
                                            (UNAUDITED)                   OCTOBER 31, 2001
                                    ----------------------------    -----------------------------
                                                      AMOUNT                           AMOUNT
                                      SHARES      (IN THOUSANDS)      SHARES       (IN THOUSANDS)
                                    ----------    --------------    -----------    --------------
Shares Sold                          4,268,248       $ 34,904           421,768       $  3,409
Shares Issued upon Reinvestment
  of Dividends                         411,042          3,352           706,404          5,753
Shares Redeemed                       (716,666)        (5,916)      (12,148,162)       (99,052)
                                    ----------       --------       -----------       --------
Net Increase (Decrease)              3,962,624       $ 32,340       (11,019,990)      $(89,890)
                                    ==========       ========       ===========       ========

TCW GALILEO EUROPEAN
EQUITIES FUND                             SIX MONTHS ENDED
I CLASS                                    APRIL 30, 2002                    YEAR ENDED
                                            (UNAUDITED)                   OCTOBER 31, 2001
                                    ----------------------------    -----------------------------
                                                      AMOUNT                           AMOUNT
                                      SHARES      (IN THOUSANDS)      SHARES       (IN THOUSANDS)
                                    ----------    --------------    -----------    --------------
Shares Sold                             80,185       $    704           697,851       $  8,734
Shares Issued upon Reinvestment
  of Dividends                          15,463            138           267,959          3,395
Shares Redeemed                       (329,538)        (2,912)       (3,508,034)       (41,459)
                                    ----------       --------       -----------       --------
Net (Decrease)                        (233,890)      $ (2,070)       (2,542,224)      $(29,330)
                                    ==========       ========       ===========       ========

TCW GALILEO EUROPEAN
EQUITIES FUND                             SIX MONTHS ENDED
N CLASS                                    APRIL 30, 2002                    YEAR ENDED
                                            (UNAUDITED)                   OCTOBER 31, 2001
                                    ----------------------------    -----------------------------
                                                      AMOUNT                           AMOUNT
                                      SHARES      (IN THOUSANDS)      SHARES       (IN THOUSANDS)
                                    ----------    --------------    -----------    --------------
Shares Sold                            726,708       $  6,603         1,549,172       $ 15,191
Shares Issued upon Reinvestment
  of Dividends                              --             --             1,171             14
Shares Redeemed                       (827,989)        (7,502)       (1,447,751)       (14,353)
                                    ----------       --------       -----------       --------
Net Increase (Decrease)               (101,281)      $   (899)          102,592       $    852
                                    ==========       ========       ===========       ========

TCW GALILEO JAPANESE
EQUITIES FUND                             SIX MONTHS ENDED
I CLASS                                    APRIL 30, 2002                    YEAR ENDED
                                            (UNAUDITED)                   OCTOBER 31, 2001
                                    ----------------------------    -----------------------------
                                                      AMOUNT                           AMOUNT
                                      SHARES      (IN THOUSANDS)      SHARES       (IN THOUSANDS)
                                    ----------    --------------    -----------    --------------
Shares Sold                            667,452       $  4,632           906,839       $  8,919
Shares Issued upon Reinvestment
  of Dividends                           2,057             34           219,008          2,472
Shares Redeemed                     (1,073,661)        (7,221)       (3,630,400)       (36,294)
                                    ----------       --------       -----------       --------
Net (Decrease)                        (404,152)      $ (2,555)       (2,504,553)      $(24,903)
                                    ==========       ========       ===========       ========

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------
INTERNATIONAL
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

NOTE 8 -- CAPITAL SHARE TRANSACTIONS (CONTINUED)

TCW GALILEO SELECT INTERNATIONAL
EQUITIES FUND                             SIX MONTHS ENDED
I CLASS                                    APRIL 30, 2002                    YEAR ENDED
                                            (UNAUDITED)                   OCTOBER 31, 2001
                                    ----------------------------    -----------------------------
                                                      AMOUNT                           AMOUNT
                                      SHARES      (IN THOUSANDS)      SHARES       (IN THOUSANDS)
                                    ----------    --------------    -----------    --------------
Shares Sold                          3,396,653       $ 27,836         6,397,775       $ 67,968
Shares Issued upon Reinvestment
  of Dividends                              --             --           363,793          4,427
Shares Redeemed                     (3,649,294)       (30,125)       (4,855,556)       (50,686)
                                    ----------       --------       -----------       --------
Net Increase (Decrease)               (252,641)      $ (2,289)        1,906,012       $ 21,709
                                    ==========       ========       ===========       ========

NOTE 9 -- RESTRICTED SECURITIES:

The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There are no restricted securities (excluding 144A issues) at April 30, 2002.

NOTE 10 -- SUBSEQUENT EVENTS:

Effective May 1, 2002, the TCW Galileo Small Cap Value Fund began offering N Class shares. In addition, effective May 1, 2002, the TCW Galileo Total Return Mortgage-Backed Securities Fund and the TCW Galileo Mortgage-Backed Securities Fund changed their names to the TCW Galileo Total Return Bond Fund and the TCW Galileo Short Term Bond Fund, respectively. There is no change in the investment objective.

TCW GALILEO ASIA PACIFIC EQUITIES FUND
                                                                          [ICON]
--------------------------------------------------------------------------------
I CLASS
FINANCIAL HIGHLIGHTS

                                     SIX MONTHS
                                       ENDED                            YEAR ENDED OCTOBER 31,
                                   APRIL 30, 2002      --------------------------------------------------------
                                    (UNAUDITED)          2001        2000        1999        1998        1997
                                   --------------      --------    --------    --------    --------    --------
Net Asset Value per Share,
  Beginning of Period                  $  6.20         $  8.16     $  8.37     $  5.09     $  7.37     $  9.61
                                       -------         -------     -------     -------     -------     -------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net Investment Income (Loss)             (0.02) (4)         --(4)    (0.06)(4)   (0.02)(4)    0.02(4)    (0.01)(4)
Net Realized and Unrealized
  Gain (Loss) on Investments              1.96           (1.69)      (0.15)       3.30       (1.04)      (2.10)
                                       -------         -------     -------     -------     -------     -------
Total from Investment
  Operations                              1.94           (1.69)      (0.21)       3.28       (1.02)      (2.11)
                                       -------         -------     -------     -------     -------     -------
LESS DISTRIBUTIONS:
Distributions from Net
  Investment Income                         --              --          --          --          --       (0.13)
Distributions from Net Realized
  Gain                                      --           (0.27)         --          --       (1.26)         --
                                       -------         -------     -------     -------     -------     -------
Total Distributions                         --           (0.27)         --          --       (1.26)      (0.13)
                                       -------         -------     -------     -------     -------     -------
Net Asset Value per Share, End
  of Period                            $  8.14         $  6.20     $  8.16     $  8.37     $  5.09     $  7.37
                                       =======         =======     =======     =======     =======     =======
Total Return                             31.29% (3)     (21.33)%     (2.51)%     64.44%     (14.80)%    (22.40)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in
  thousands)                           $10,875         $ 7,996     $12,858     $22,070     $ 8,482     $21,327
Ratio of Expenses to Average
  Net Assets                              2.09% (1)(2)    2.17%(1)    1.80%(1)    2.03%(1)    2.48%       1.49%
Ratio of Net Investment Income
  (Loss) to Average Net Assets           (0.41)%(2)      0.01%       (0.56)%     (0.34)%      0.36%      (0.02)%
Portfolio Turnover Rate                  18.67% (3)      45.49%      79.17%     119.72%     190.33%      81.92%

                  (1)   THE INVESTMENT ADVISOR HAD VOLUNTARILY AGREED TO REDUCE ITS
                        FEE, OR TO PAY THE OPERATING EX- PENSES OF THE FUND, TO THE
                        EXTENT NECESSARY TO LIMIT ANNUAL OPERATING EXPENSES OF THE
                        FUND AS DISCLOSED IN NOTE 5 OF THE NOTES TO THE FINANCIAL
                        STATEMENTS. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL OPERATING
                        EXPENSES, AS A PERCENTAGE OF NET ASSETS, WOULD HAVE BEEN
                        2.47% FOR THE SIX MONTHS ENDED APRIL 30, 2002 AND 2.42%,
                        1.94%, AND 2.05% FOR THE YEARS ENDED OCTOBER 31, 2001, 2000,
                        AND 1999, RESPECTIVELY.
                  (2)   ANNUALIZED.
                  (3)   FOR THE SIX MONTHS ENDED APRIL 30, 2002 AND NOT INDICATIVE
                        OF A FULL YEAR'S OPERATING RESULTS.
                  (4)   COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE
                        PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO EMERGING MARKETS EQUITIES FUND
--------------------------------------------------------------------------------

I CLASS
FINANCIAL HIGHLIGHTS

                                      SIX MONTHS
                                        ENDED                          YEAR ENDED OCTOBER 31,
                                    APRIL 30, 2002    --------------------------------------------------------
                                     (UNAUDITED)        2001        2000        1999        1998        1997
                                    --------------    --------    --------    --------    --------    --------
Net Asset Value per Share,
  Beginning of Period                   $  6.24       $  7.61     $  7.87     $  5.57     $  8.32     $  8.18
                                        -------       -------     -------     -------     -------     -------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net Investment Income (Loss)               0.07(4)       0.07(4)     0.01(4)    (0.02)(4)    0.09(4)     0.03(4)
Net Realized and Unrealized Gain
  (Loss) on Investments                    1.59         (1.44)      (0.27)       2.32       (2.83)       0.22
                                        -------       -------     -------     -------     -------     -------
Total from Investment Operations           1.66         (1.37)      (0.26)       2.30       (2.74)       0.25
                                        -------       -------     -------     -------     -------     -------
LESS DISTRIBUTIONS:
Distributions from Net
  Investment Income                       (0.08)           --          --          --       (0.01)      (0.11)
                                        -------       -------     -------     -------     -------     -------
Net Asset Value per Share, End
  of Period                             $  7.82       $  6.24     $  7.61     $  7.87     $  5.57     $  8.32
                                        =======       =======     =======     =======     =======     =======
Total Return                              26.84% (3)   (18.00)%     (3.30)%     41.29%     (32.97)%      2.82%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in
  thousands)                            $26,886       $27,981     $35,406     $26,591     $18,763     $47,726
Ratio of Expenses to Average Net
  Assets                                   1.62% (2)     1.65%       1.47%       2.02%(1)    1.70%       1.50%
Ratio of Net Investment Income
  (Loss) to Average Net Assets             1.87% (2)     1.03%       0.08%      (0.24)%      1.15%       0.36%
Portfolio Turnover Rate                   13.49% (3)    43.10%      84.76%     152.93%     102.28%      79.80%

                  (1)   THE INVESTMENT ADVISOR HAD VOLUNTARILY AGREED TO REDUCE ITS
                        FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND AS
                        DISCLOSED IN NOTE 5 OF THE NOTES TO THE FINANCIAL STATEMENTS
                        FOR THE YEAR ENDED OCTOBER 31, 1999. HAD SUCH ACTION NOT
                        BEEN TAKEN, TOTAL OPERATING EXPENSES, AS A PERCENTAGE OF NET
                        ASSETS, WOULD HAVE BEEN 2.50% FOR THE YEAR ENDED OCTOBER 31,
                        1999.
                  (2)   ANNUALIZED.
                  (3)   FOR THE SIX MONTHS ENDED APRIL 30, 2002 AND NOT INDICATIVE
                        OF A FULL YEAR'S OPERATING RESULTS.
                  (4)   COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE
                        PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO EMERGING MARKETS INCOME FUND
                                                                          [ICON]
--------------------------------------------------------------------------------
I CLASS
FINANCIAL HIGHLIGHTS

                                                                                            JUNE 3, 1998
                                     SIX MONTHS                                            (COMMENCEMENT
                                        ENDED              YEAR ENDED OCTOBER 31,          OF OPERATIONS)
                                   APRIL 30, 2002     --------------------------------        THROUGH
                                   (UNAUDITED) (4)      2001        2000        1999      OCTOBER 31, 1998
                                   ---------------    --------    --------    --------    ----------------
Net Asset Value per Share,
  Beginning of Period                  $  8.21        $  8.15     $   7.84    $  6.58         $ 10.00
                                       -------        -------     --------    -------         -------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net Investment Income                     0.33(5)        0.78(5)      0.85(5)    0.84(5)         0.37(5)
Net Realized and Unrealized
  Gain (Loss) on Investments              0.75           0.13         0.30       1.25           (3.41)
                                       -------        -------     --------    -------         -------
Total from Investment
  Operations                              1.08           0.91         1.15       2.09           (3.04)
                                       -------        -------     --------    -------         -------
LESS DISTRIBUTIONS:
Distributions from Net
  Investment Income                      (0.36)         (0.78)       (0.84)     (0.83)          (0.38)
Distributions from Net Realized
  Gain                                   (0.57)         (0.07)          --         --              --
                                       -------        -------     --------    -------         -------
Total Distributions                      (0.93)         (0.85)       (0.84)     (0.83)          (0.38)
                                       -------        -------     --------    -------         -------
Net Asset Value per Share, End
  of Period                            $  8.36        $  8.21     $   8.15    $  7.84         $  6.58
                                       =======        =======     ========    =======         =======
Total Return                             13.83% (3)     11.77%       15.12%     33.31%         (30.67)% (1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in
  thousands)                           $54,902        $21,374     $110,961    $81,113         $30,090
Ratio of Expenses to Average
  Net Assets                              1.13% (2)      1.08%        0.99%      1.01%           1.53% (2)
Ratio of Net Investment Income
  to Average Net Assets                   7.96% (2)      9.50%       10.22%     11.37%          11.90% (2)
Portfolio Turnover Rate                  34.21% (3)     58.46%      109.20%    113.00%          68.46% (1)

                  (1)   FOR THE PERIOD JUNE 3, 1998 (COMMENCEMENT OF OPERATIONS)
                        THROUGH OCTOBER 31, 1998 AND NOT INDICATIVE OF A FULL YEAR'S
                        OPERATING RESULTS.
                  (2)   ANNUALIZED.
                  (3)   FOR THE SIX MONTHS ENDED APRIL 30, 2002 AND NOT INDICATIVE
                        OF A FULL YEAR'S OPERATING RESULTS.
                  (4)   THE FUND HAS ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND
                        ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN
                        AMORTIZING PREMIUM AND DISCOUNT ON DEBT SECURITIES. THE
                        EFFECT OF THIS CHANGE FOR THE SIX MONTHS ENDED APRIL 30,
                        2002 WAS TO INCREASE NET INVESTMENT INCOME PER SHARE BY
                        $0.01, DECREASE NET REALIZED GAINS AND LOSSES PER SHARE BY
                        $0.01 AND INCREASE THE RATIO OF NET INVESTMENT INCOME TO
                        AVERAGE NET ASSETS FROM 7.64% TO 7.96%. PER SHARES AND
                        RATIOS/ SUPPLEMENTAL DATA FOR PERIODS PRIOR TO NOVEMBER 1,
                        2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN
                        PRESENTATION.
                  (5)   COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE
                        PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO EUROPEAN EQUITIES FUND
--------------------------------------------------------------------------------

I CLASS
FINANCIAL HIGHLIGHTS

                                                                                         NOVEMBER 3, 1997
                                     SIX MONTHS                                           (COMMENCEMENT
                                       ENDED              YEAR ENDED OCTOBER 31,          OF OPERATIONS)
                                   APRIL 30, 2002    --------------------------------        THROUGH
                                    (UNAUDITED)        2001        2000        1999      OCTOBER 31, 1998
                                   --------------    --------    --------    --------    ----------------
Net Asset Value per Share,
  Beginning of Period                  $  8.71       $ 13.94     $ 13.11     $ 11.70         $ 10.00
                                       -------       -------     -------     -------         -------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net Investment Income (Loss)             (0.04) (5)       --(5)    (0.01)(5)    0.07(5)         0.06(5)
Net Realized and Unrealized
  Gain (Loss) on Investments              0.06         (4.27)       1.44        1.65            1.64
                                       -------       -------     -------     -------         -------
Total from Investment
  Operations                              0.02         (4.27)       1.43        1.72            1.70
                                       -------       -------     -------     -------         -------
LESS DISTRIBUTIONS:
Distributions from Net
  Investment Income                      (0.11)           --       (0.05)      (0.03)             --
Distributions from Net Realized
  Gain                                      --         (0.96)      (0.55)      (0.28)             --
                                       -------       -------     -------     -------         -------
Total Distributions                      (0.11)        (0.96)      (0.60)      (0.31)             --
                                       -------       -------     -------     -------         -------
Net Asset Value per Share, End
  of Period                            $  8.62       $  8.71     $ 13.94     $ 13.11         $ 11.70
                                       =======       =======     =======     =======         =======
Total Return                              0.15% (4)   (32.79)%     10.82%      15.16%          17.00% (1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in
  thousands)                           $16,311       $18,502     $65,054     $95,489         $63,994
Ratio of Expenses to Average
  Net Assets                              1.81% (2)(3)    1.32%     1.12%       1.01%           1.06% (2)
Ratio of Net Investment Income
  (Loss) to Average Net Assets           (1.01)%(2)     0.01%      (0.09)%      0.58%           0.52% (2)
Portfolio Turnover Rate                  23.60% (4)    97.47%      96.40%      95.21%          72.05% (1)

                  (1)   FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF OPERATIONS)
                        THROUGH OCTOBER 31, 1998 AND NOT INDICATIVE OF A FULL YEAR'S
                        OPERATING RESULTS.
                  (2)   ANNUALIZED.
                  (3)   THE INVESTMENT ADVISOR VOLUNTARILY AGREED TO REDUCE ITS FEE,
                        OR TO PAY THE OPERATING EXPENSES OF THE FUND AS DISCLOSED IN
                        NOTE 5 OF THE NOTES TO THE FINANCIAL STATEMENTS. HAD SUCH
                        ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES,
                        AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 1.88%
                        FOR THE SIX MONTHS ENDED APRIL 30, 2002.
                  (4)   FOR THE SIX MONTHS ENDED APRIL 30, 2002 AND NOT INDICATIVE
                        OF A FULL YEAR'S OPERATING RESULTS.
                  (5)   COMPUTED USING AVERAGE SHARES OUSTANDING THROUGHOUT THE
                        PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO EUROPEAN EQUITIES FUND
                                                                          [ICON]
--------------------------------------------------------------------------------
N CLASS
FINANCIAL HIGHLIGHTS

                                                                                       MARCH 1, 1999
                                        SIX MONTHS           YEAR ENDED               (COMMENCEMENT OF
                                          ENDED             OCTOBER 31,         OFFERING OF N CLASS SHARES)
                                      APRIL 30, 2002    --------------------              THROUGH
                                       (UNAUDITED)        2001        2000            OCTOBER 31, 1999
                                      --------------    --------    --------    ----------------------------
Net Asset Value per Share,
  Beginning of Period                     $ 8.63        $ 13.89      $13.14                $12.37
                                          ------        -------      ------                ------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net Investment Income (Loss)               (0.03) (5)     (0.06)(5)   (0.09)(5)              0.09(5)
Net Realized and Unrealized Gain
  (Loss) on Investments                     0.23          (4.24)       1.43                  0.68
                                          ------        -------      ------                ------
Total from Investment Operations            0.20          (4.30)       1.34                  0.77
                                          ------        -------      ------                ------
LESS DISTRIBUTIONS:
Distributions from Net Investment
  Income                                      --             --       (0.04)                   --
Distributions from Net Realized
  Gain                                        --          (0.96)      (0.55)                   --
                                          ------        -------      ------                ------
Total Distributions                           --          (0.96)      (0.59)                   --
                                          ------        -------      ------                ------
Net Asset Value per Share, End of
  Period                                  $ 8.83        $  8.63      $13.89                $13.14
                                          ======        =======      ======                ======
Total Return                                2.32% (4)    (33.15)%     10.08%                 6.23% (1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in
  thousands)                              $  149        $ 1,019      $  217                $  149
Ratio of Expenses to Average Net
  Assets                                    1.81% (2)(3)    1.81%(3)    1.77%(3)              1.69% (2)(3)
Ratio of Net Investment Income
  (Loss) to Average Net Assets             (0.72)% (2)    (0.58)%     (0.56)%                1.12% (2)
Portfolio Turnover Rate                    23.60% (4)     97.47%      96.40%                95.21% (1)

                  (1)   FOR THE PERIOD MARCH 1, 1999 (COMMENCEMENT OF OFFERING OF
                        N CLASS SHARES) THROUGH OCTOBER 31, 1999 AND NOT INDICATIVE
                        OF A FULL YEAR'S OPERATING RESULTS.
                  (2)   ANNUALIZED.
                  (3)   THE INVESTMENT ADVISOR VOLUNTARILY AGREED TO REDUCE ITS FEE,
                        OR TO PAY THE OPERATING EXPENSES OF THE FUND AS DISCLOSED IN
                        NOTE 5 OF THE NOTES TO THE FINANCIAL STATEMENTS. HAD SUCH
                        ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES,
                        AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN
                        10.75% FOR THE SIX MONTHS ENDED APRIL 30, 2002 AND 9.09% AND
                        12.03% FOR THE YEARS ENDED OCTOBER 31, 2001 AND 2000, AND
                        54.30% FOR THE PERIOD FROM MARCH 1, 1999 (COMMENCEMENT OF
                        OFFERING OF N CLASS SHARES) THROUGH OCTOBER 31, 1999.
                  (4)   FOR THE SIX MONTHS ENDED APRIL 30, 2002 AND NOT INDICATATIVE
                        OF A FULL YEAR'S OPERATING RESULTS.
                  (5)   COMPUTED USING AVERAGE SHARES OUSTANDING THROUGHOUT THE
                        PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO JAPANESE EQUITIES FUND
--------------------------------------------------------------------------------

I CLASS
FINANCIAL HIGHLIGHTS

                                                                                          NOVEMBER 3, 1997
                                      SIX MONTHS                                           (COMMENCEMENT
                                        ENDED              YEAR ENDED OCTOBER 31,          OF OPERATIONS)
                                    APRIL 30, 2002    --------------------------------        THROUGH
                                     (UNAUDITED)        2001        2000        1999      OCTOBER 31, 1998
                                    --------------    --------    --------    --------    ----------------
Net Asset Value per Share,
  Beginning of Period                   $  7.77       $ 13.39     $ 15.28     $  8.43         $ 10.00
                                        -------       -------     -------     -------         -------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net Investment Income (Loss)              (0.06) (5)     0.22(5)    (0.10)(5)   (0.02)(5)       (0.04) (5)
Net Realized and Unrealized Gain
  (Loss) on Investments                   (1.11)        (3.87)       0.29        6.87           (1.46)
                                        -------       -------     -------     -------         -------
Total from Investment Operations          (1.17)        (3.65)       0.19        6.85           (1.50)
                                        -------       -------     -------     -------         -------
LESS DISTRIBUTIONS:
Distributions from Net
  Investment Income                       (0.15)        (0.16)      (0.05)         --           (0.07)
Distributions from Net Realized
  Gain                                       --         (1.81)      (2.03)         --              --
                                        -------       -------     -------     -------         -------
Total Distributions                       (0.15)        (1.97)      (2.08)         --           (0.07)
                                        -------       -------     -------     -------         -------
Net Asset Value per Share, End
  of Period                             $  6.45       $  7.77     $ 13.39     $ 15.28         $  8.43
                                        =======       =======     =======     =======         =======
Total Return                             (15.23)%(4)   (31.50)%      0.39%      81.26%         (14.88)% (1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in
  thousands)                            $ 1,078       $ 4,438     $41,173     $76,975         $28,648
Ratio of Expenses to Average Net
  Assets                                   1.92% (2)(3)    1.67%     1.16%       1.04%           1.20% (2)(3)
Ratio of Net Investment Income
  (Loss) to Average Net Assets            (1.86)%(2)     2.14%      (0.62)%     (0.17)%         (0.48)% (2)
Portfolio Turnover Rate                  147.41% (4)    98.68%     167.56%     149.76%         178.53% (1)

                  (1)   FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF OPERATIONS)
                        THROUGH OCTOBER 31, 1998 AND NOT INDICATIVE OF A FULL YEAR'S
                        OPERATING RESULTS.
                  (2)   ANNUALIZED.
                  (3)   THE INVESTMENT ADVISOR HAD VOLUNTARILY AGREED TO REDUCE ITS
                        FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND, TO THE
                        EXTENT NECESSARY TO LIMIT THE ANNUAL ORDINARY OPERATING
                        EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 OF THE NOTES TO
                        THE FINANCIAL STATEMENTS FOR THE SIX MONTHS ENDED APRIL 30,
                        2002, AND TO 1.20% OF NET ASSETS THROUGH OCTOBER 31, 1998.
                        HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING
                        EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS WOULD HAVE
                        BEEN 6.39% FOR THE SIX MONTHS ENDED APRIL 30, 2002 AND 1.51%
                        FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF OPERATIONS)
                        THROUGH OCTOBER 31, 1998.
                  (4)   FOR THE SIX MONTHS ENDED APRIL 30, 2002 AND NOT INDICATIVE
                        OF A FULL YEAR'S OPERATING RESULTS.
                  (5)   COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE
                        PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO SELECT INTERNATIONAL EQUITIES FUND
                                                                          [ICON]
--------------------------------------------------------------------------------
I CLASS
FINANCIAL HIGHLIGHTS

                                                                                         NOVEMBER 3, 1997
                                   SIX MONTHS                                             (COMMENCEMENT
                                     ENDED               YEAR ENDED OCTOBER 31,           OF OPERATIONS)
                                 APRIL 30, 2002    ----------------------------------        THROUGH
                                  (UNAUDITED)        2001          2000        1999      OCTOBER 31, 1998
                                 --------------    --------      --------    --------    ----------------
Net Asset Value per Share,
  Beginning of Period                $  8.32       $ 14.25       $ 13.67     $  10.75        $ 10.00
                                     -------       -------       -------     --------        -------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net Investment Income (Loss)           (0.02) (5)     0.79(5)       1.93(5)      0.21(5)        0.05(5)
Net Realized and Unrealized
  Gain (Loss) on Investments            0.18         (5.07)        (0.80)        2.73           0.70
                                     -------       -------       -------     --------        -------
Total from Investment
  Operations                            0.16         (4.28)         1.13         2.94           0.75
                                     -------       -------       -------     --------        -------
LESS DISTRIBUTIONS:
Distributions from Net
  Investment Income                       --         (1.65)           --        (0.02)            --
Distributions from Net
  Realized Gain                           --            --         (0.55)          --             --
                                     -------       -------       -------     --------        -------
Total Distributions                       --         (1.65)        (0.55)       (0.02)            --
                                     -------       -------       -------     --------        -------
Net Asset Value per Share,
  End of Period                      $  8.48       $  8.32       $ 14.25     $  13.67        $ 10.75
                                     =======       =======       =======     ========        =======
Total Return                            1.92% (4)   (33.69)%        8.07%       27.39%          7.50% (1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in
  thousands)                         $41,941       $43,230       $46,909     $112,336        $74,853
Ratio of Expenses to Average
  Net Assets                            1.20% (2)     0.90%(3)      0.25%        0.18%          0.17% (2)
Ratio of Net Investment
  Income (Loss) to Average
  Net Assets                           (0.48)%(2)     7.45%        12.28%        1.70%          0.50% (2)
Portfolio Turnover Rate                61.53% (4)   193.27%        36.08%       27.78%         21.12% (1)

                  (1)   FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF OPERATIONS)
                        THROUGH OCTOBER 31, 1998 AND NOT INDICATIVE OF A FULL YEAR'S
                        OPERATING RESULTS.
                  (2)   ANNUALIZED.
                  (3)   THE INVESTMENT ADVISOR HAD VOLUNTARILY AGREED TO REDUCE ITS
                        FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND AS
                        DISCLOSED IN NOTE 5 OF THE NOTES TO THE FINANCIAL STATEMENTS
                        FOR THE YEAR ENDED OCTOBER 31, 2001. HAD SUCH ACTION NOT
                        BEEN TAKEN, TOTAL OPERATING EXPENSES, AS A PERCENTAGE OF NET
                        ASSETS, WOULD HAVE BEEN 1.14% FOR THE YEAR ENDED OCTOBER 31,
                        2001.
                  (4)   FOR THE SIX MONTHS ENDED APRIL 30, 2002 AND NOT INDICATIVE
                        OF A FULL YEAR'S OPERATING RESULTS.
                  (5)   COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE
                        PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO FUNDS
April 30, 2002

SHAREHOLDER INFORMATION

DIRECTORS AND OFFICERS

MARC I. STERN
Director and Chairman of the Board

JOHN C. ARGUE
Director

NORMAN BARKER, JR.
Director

RICHARD W. CALL
Director

MATTHEW K. FONG
Director

JOHN A. GAVIN
Director

PATRICK C. HADEN
Director

THOMAS E. LARKIN, JR.
Director

ALVIN R. ALBE, JR.
President

CHARLES W. BALDISWIELER
Senior Vice President

MICHAEL E. CAHILL
Senior Vice President,
General Counsel and Assistant Secretary

RON R. REDELL
Senior Vice President

PHILIP K. HOLL
Secretary

HILARY G.D. LORD
Assistant Secretary

DAVID S. DEVITO
Treasurer

GEORGE WINN
Assistant Treasurer

INVESTMENT ADVISOR

TCW INVESTMENT MANAGEMENT COMPANY
865 South Figueroa Street
Los Angeles, California 90017
(213) 244-0000

CUSTODIAN & ADMINISTRATOR

INVESTORS BANK & TRUST COMPANY
200 Claredon Street
Boston, Massachusetts 02116

TRANSFER AGENT

PFPC INC.
400 Bellevue Parkway
Wilmington, Delaware 19809

DISTRIBUTOR

TCW BROKERAGE SERVICES
865 South Figueroa Street
Los Angeles, California 90017

INDEPENDENT AUDITORS

DELOITTE & TOUCHE, LLP
350 South Grand Avenue
Los Angeles, California 90071


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